7                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07507

                          Scudder Investments VIT Funds
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Scudder VIT Small Cap Index Fund
Investment Portfolio as of March 31, 2005 (unaudited)
--------------------------------------------------------------------------------------------------

                                                                         Shares          Value ($)
                                                                   -------------------------------
Common Stocks 97.6%
Consumer Discretionary 14.2%
Auto Components 0.9%
Aftermarket Technology Corp.*                                             5,500            90,750
ArvinMeritor, Inc.                                                       28,000           433,160
Bandag, Inc.                                                              4,600           216,108
Capstone Turbine Corp.*                                                  27,000            41,850
Collins & Aikman Corp.*                                                  14,032            17,259
Commercial Vehicle Group, Inc.*                                           2,500            50,000
Cooper Tire & Rubber Co.                                                 24,900           457,164
CSK Auto Corp.*                                                          17,860           315,229
Goodyear Tire & Rubber Co.* (b)                                          61,100           815,685
Hayes Lemmerz International, Inc.*                                       18,100            94,120
Keystone Automotive Industries, Inc.*                                     7,200           166,752
Midas, Inc.*                                                              7,400           168,942
Modine Manufacturing Co.                                                 10,506           308,141
Monro Muffler Brake, Inc.*                                                3,750            96,788
Noble International Ltd.                                                  3,300            74,778
Sports Resorts International, Inc.*                                       3,700            12,284
Standard Motor Products, Inc.                                             3,600            42,120
Strattec Security Corp.*                                                  1,200            64,296
Superior Industries International, Inc. (b)                               8,500           224,485
Tenneco Automotive, Inc.*                                                17,700           220,542
Visteon Corp.                                                            50,700           289,497
                                                                                      -----------
                                                                                        4,199,950

Automobiles 0.3%
America's Car-Mart, Inc.*                                                 2,600            91,156
Asbury Automotive Group, Inc.*                                            4,700            72,380
Coachmen Industries, Inc.                                                 6,100            82,960
Fleetwood Enterprises, Inc.*                                             20,077           174,670
McGrath Rentcorp                                                          6,400           149,632
Monaco Coach Corp.                                                       10,575           170,786
Thor Industries, Inc.                                                    14,149           423,197
Winnebago Industries, Inc.                                                9,994           315,810
                                                                                      -----------
                                                                                        1,480,591

Distributors 0.1%
Advanced Marketing Services, Inc.*                                        5,750            34,500
Building Materials Holding Corp.                                          5,400           240,192
Handleman Co.                                                            10,055           190,643
LKQ Corp.*                                                                4,600            92,322
Navarre Corp.* (b)                                                        8,900            70,755
                                                                                      -----------
                                                                                          628,412

Hotels Restaurants & Leisure 3.4%
Alliance Gaming Corp.* (b)                                               20,800           199,472
Ambassadors Group, Inc.                                                   2,500            83,550
Ameristar Casinos, Inc.                                                   4,900           267,932
Argosy Gaming Co.*                                                        9,931           456,031
Aztar Corp.*                                                             13,260           378,706
Bluegreen Corp.*                                                          7,800           100,230
Bob Evans Farms, Inc.                                                    14,742           345,700
Boyd Gaming Corp.                                                        18,374           958,204
Buffalo Wild Wings, Inc.*                                                 3,300           124,839
California Pizza Kitchen, Inc.*                                           9,100           213,304
Carmike Cinemas, Inc. "A"                                                 3,500           130,480
CBRL Group, Inc.                                                         20,000           826,000
CEC Entertainment, Inc.*                                                 14,550           532,530
Churchill Downs, Inc.                                                     2,319            91,809
CKE Restaurants, Inc.*                                                   19,700           312,245
Cosi, Inc.*                                                               6,400            43,520
Dave & Buster's, Inc.*                                                    5,700           106,590
Dominos Pizza, Inc.                                                       8,100           151,389
Dover Downs Gaming & Entertainment, Inc.                                  3,240            40,338
Dover Motorsports, Inc.                                                   3,200            16,160
Empire Resorts, Inc.                                                      5,000            36,150
Gaylord Entertainment Co.*                                               11,500           464,600
Great Wolf Resorts, Inc.*                                                 6,704           167,265
IHOP Corp.                                                                7,700           367,136
Isle of Capri Casinos, Inc.*                                              5,411           143,608
Jack in the Box, Inc.*                                                   13,898           515,616
Krispy Kreme Doughnuts, Inc.* (b)                                        22,200           169,386
Landry's Restaurants, Inc.                                                7,500           216,900
Life Time Fitness, Inc.*                                                  3,700            99,826
Lone Star Steakhouse & Saloon, Inc.                                       7,000           202,335
Magna Entertainment Corp. "A"* (b)                                       19,000           116,660
Marcus Corp.                                                              6,450           132,225
MTR Gaming Group, Inc.*                                                   9,900           122,760
Multimedia Games, Inc.* (b)                                               9,500            73,720
Navigant International, Inc.*                                             7,500           102,450
Nevada Gold & Casinos, Inc.*                                              2,900            37,120
O'Charley's Inc.*                                                        10,100           219,574
P.F. Chang's China Bistro, Inc.*                                          9,972           596,326
Panera Bread Co. "A"*                                                    10,800           610,524
Papa John's International, Inc.*                                          5,806           201,584
Penn National Gaming, Inc.*                                              25,700           755,066
Pinnacle Entertainment, Inc.*                                            16,100           268,870
RARE Hospitality International, Inc.*                                    13,775           425,372
Red Robin Gourmet Burgers, Inc.*                                          4,800           244,368
Ryan's Restaurant Group, Inc.*                                           18,350           266,625
Scientific Games Corp. "A"*                                              30,700           701,495
Shuffle Master, Inc.* (b)                                                13,425           388,788
Six Flags, Inc.*                                                         35,200           145,024
Sonic Corp*                                                              23,847           796,490
Speedway Motorsports, Inc.                                                5,554           198,278
Steak n Shake Co.*                                                        8,175           158,186
Sunterra Corp.*                                                           8,600           129,688
Texas Roadhouse, Inc. "A"*                                                3,200            89,856
Triarc Cos., Inc.  "B"                                                   12,900           178,407
Vail Resorts, Inc.*                                                       9,400           237,350
WMS Industries, Inc.* (b)                                                 7,400           208,384
                                                                                      -----------
                                                                                       15,167,041

Household Durables 1.4%
American Greetings Corp. "A"                                             24,800           631,904
American Woodmark Corp.                                                   4,800           174,144
Applica, Inc.*                                                            9,800            49,588
Bassett Furniture Industries, Inc.                                        4,500            88,650
Beazer Homes USA, Inc.                                                   16,194           807,433
Blyth, Inc.                                                              11,400           362,976
Champion Enterprises, Inc.*                                              26,900           252,860
Department 56, Inc.*                                                      4,900            85,554
Ethan Allen Interiors, Inc.                                              12,800           409,600
Furniture Brands International, Inc.                                     19,300           420,933
Hooker Furniture Corp.                                                    3,900            73,671
Interface, Inc. "A"*                                                     18,441           125,768
Kimball International, Inc.  "B"                                          8,100           117,450
La-Z-Boy, Inc.                                                           21,300           296,709
Libbey, Inc.                                                              5,400           113,400
Lifetime Hoan Corp.                                                       2,000            30,980
M/I Homes, Inc.                                                           4,900           239,757
Meritage Corp.*                                                           8,200           483,144
National Presto Industries, Inc.                                          1,100            44,330
Rent-Way, Inc.*                                                          13,361           109,560
Russ Berrie and Co., Inc.                                                 4,800            91,920
Skyline Corp.                                                             2,100            80,829
Stanley Furniture Company, Inc.                                           2,900           137,112
Tempur-Pedic International, Inc.*                                         8,900           166,074
Tupperware Corp.                                                         21,090           429,392
WCI Communities, Inc.*                                                   12,700           382,016
                                                                                      -----------
                                                                                        6,205,754

Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*                                             11,800            89,326
Blair Corp.                                                               3,000            98,910
Blue Nile, Inc.* (b)                                                      1,500            41,475
Coldwater Creek, Inc.*                                                   12,825           237,006
drugstore.com, Inc.*                                                     15,600            40,248
HomeStore, Inc.*                                                         41,000            91,020
Insight Enterprises, Inc.*                                               19,562           343,509
J. Jill Group, Inc.*                                                      9,050           124,528
Overstock.com, Inc.* (b)                                                  4,600           197,754
PetMed Express, Inc.*                                                     6,900            51,129
Priceline.com, Inc.* (b)                                                  8,716           219,643
Provide Commerce, Inc.*                                                   1,900            54,872
Sharper Image Corp.*                                                      4,700            78,067
Stamps.com, Inc.*                                                         7,700           127,820
                                                                                      -----------
                                                                                        1,795,307

Leisure Equipment & Products 0.7%
Action Performance Cos., Inc.                                             8,000           105,840
Arctic Cat, Inc.                                                          5,800           156,948
Callaway Golf Co.                                                        25,800           330,240
Escalade, Inc.                                                            2,200            29,986
JAKKS Pacific, Inc.*                                                     10,200           218,994
K2, Inc.*                                                                15,400           211,750
Lakes Entertainment, Inc.*                                                7,800           140,400
MarineMax, Inc.*                                                          4,100           127,838
Nautilus Group, Inc.                                                     10,875           258,390
Oakley, Inc.                                                              7,888           101,124
RC2 Corp.*                                                                7,700           261,800
SCP Pool Corp.                                                           21,843           695,918
Steinway Musical Instruments, Inc.*                                       2,300            68,908
Sturm, Ruger & Co., Inc.                                                  8,700            60,291
The Topps Co., Inc.                                                      10,996           101,273
West Marine, Inc.*                                                        6,400           136,064
                                                                                      -----------
                                                                                        3,005,764

Media 2.1%
24/ 7 Real Media, Inc.*                                                  15,400            50,050
4 Kids Entertainment, Inc.*                                               6,100           134,871
ADVO, Inc.                                                               11,650           436,293
Alloy, Inc.*                                                             16,100            94,668
Arbitron, Inc.*                                                          12,500           536,250
Beasley Broadcast Group, Inc. "A"*                                        1,600            28,448
Catalina Marketing Corp.                                                 20,700           536,130
Charter Communications, Inc. "A"* (b)                                   104,200           166,720
Courier Corp.                                                             1,900            99,636
Crown Media Holdings, Inc.*                                               6,700            60,367
Cumulus Media, Inc. "A"*                                                 19,500           277,875
Emmis Communications Corp. "A"*                                          19,800           380,556
Entravision Com Corp.*                                                   16,300           144,581
Fisher Communications, Inc.*                                              1,900            98,249
Gray Television, Inc.                                                    16,600           240,202
Harris Interactive, Inc.*                                                25,200           116,172
Hollinger International, Inc.                                            23,100           251,790
Insight Communications Co., Inc. "A"*                                    19,700           233,445
iVillage, Inc.*                                                          15,400            93,786
Journal Communications, Inc. "A"                                          9,600           158,880
Journal Register Co.*                                                    14,703           245,540
Liberty Corp.                                                             7,075           286,891
Lin TV Corp.  "A"                                                        10,500           177,765
LodgeNet Entertainment Corp.*                                             5,254            98,985
Martha Stewart Living Omnimedia, Inc. "A"* (b)                            4,722           106,670
Mediacom Communications Corp. "A"*                                       30,800           201,432
Nexstar Broadcasting Group, Inc. "A"*                                     3,300            23,265
Paxson Communications Corp.*                                             21,000            14,490
Playboy Enterprises, Inc. "B"*                                            5,760            74,304
PRIMEDIA, Inc.*                                                          55,800           242,730
Pulitzer, Inc.                                                            3,400           216,682
R.H. Donnelley Corp.*                                                     9,700           563,473
Reader's Digest Association, Inc.                                        39,700           687,207
Regent Communications, Inc.*                                             11,200            59,920
Saga Communications, Inc. "A"*                                            5,950            95,795
Salem Communications Corp. "A"*                                           3,218            66,291
Scholastic Corp.*                                                        12,100           446,369
Sinclair Broadcast Group, Inc. "A"                                       21,718           174,396
Spanish Broadcasting System, Inc. "A"*                                   14,769           151,530
Thomas Nelson, Inc.                                                       4,200            99,330
Valassis Communications, Inc.*                                           21,200           741,152
Value Line, Inc.                                                            400            15,600
ValueVision Media, Inc. "A"*                                              9,200           113,804
World Wrestling Entertainment, Inc.                                       5,622            67,464
Young Broadcasting, Inc. "A"*                                             8,761            75,695
                                                                                      -----------
                                                                                        9,185,749

Miscellaneous 0.1%
Alderwoods Group, Inc.*                                                  17,000           211,480
                                                                                      -----------
Multiline Retail 0.3%
99 Cents Only Stores*                                                    18,800           247,596
Bon-Ton Stores, Inc.                                                      3,200            57,888
Build-A-Bear-Workshop, Inc.*                                              3,600           110,340
Freds, Inc.                                                              15,768           270,736
Kirkland's, Inc.*                                                         6,600            72,996
Retail Ventures, Inc.*                                                    2,700            24,597
ShopKo Stores, Inc.*                                                     11,890           264,196
Smart & Final, Inc.*                                                      3,900            47,424
Tuesday Morning Corp.*                                                   10,300           297,361
                                                                                      -----------
                                                                                        1,393,134

Specialty Retail 3.5%
A.C. Moore Arts & Crafts, Inc.*                                           6,600           175,956
Aaron Rents, Inc.*                                                       15,050           301,000
Aeropostale, Inc.*                                                       22,300           730,325
Bebe Stores, Inc.                                                         3,661           124,291
Big 5 Sporting Goods Corp.                                                7,400           182,780
BJ's Restaurants, Inc.*                                                   4,800            93,072
Bombay Co., Inc.*                                                        16,400            86,920
Brookstone, Inc.*                                                         9,850           159,767
Buckle, Inc.                                                              2,200            76,802
Burlington-Coat Factory Warehouse                                         7,000           200,900
Cache, Inc.*                                                              5,350            72,493
Casual Male Retail Group, Inc.*                                          14,700            95,403
Cato Corp. "A"                                                            8,300           267,675
Charlotte Russe Holding, Inc.*                                            4,700            60,724
Charming Shoppes, Inc.*                                                  46,500           378,045
Christopher & Banks Corp.                                                14,175           249,480
Cost Plus, Inc.*                                                          8,801           236,571
Deb Shops, Inc.                                                           1,200            33,864
Design Within Reach, Inc.*                                                1,500            23,603
Dick's Sporting Goods, Inc.*                                             11,700           429,741
Dress Barn, Inc.*                                                         9,300           169,446
Electronics Boutique Holdings Corp.*                                      4,500           193,365
First Cash Financial Services, Inc.*                                      6,000           127,020
FTD Group, Inc.*                                                          8,328           100,935
GameStop Corp. "B"*                                                      14,800           330,040
Gander Mountain Co.* (b)                                                  4,500            58,950
Genesco, Inc.*                                                            8,100           230,202
Goody's Family Clothing, Inc.                                             9,100            82,173
Group 1 Automotive Inc*                                                   6,800           178,840
Guitar Center, Inc.*                                                      9,800           537,334
Hancock Fabrics, Inc.                                                    10,600            78,864
Haverty Furniture Companies, Inc.                                         6,500            99,125
Hibbett Sporting Goods, Inc.*                                            10,437           313,527
Hollywood Entertainment Corp.*                                           19,600           258,132
Hot Topic, Inc.*                                                         18,275           399,309
Jo-Ann Stores, Inc.*                                                      7,110           199,720
Jos. A. Bank Clothiers, Inc.* (b)                                         4,137           121,214
Kenneth Cole Productions, Inc. "A"                                        4,550           132,587
Knoll, Inc.                                                               2,800            46,704
Leapfrog Enterprises, Inc.* (b)                                          11,100           125,985
Linens 'N Things, Inc.*                                                  17,500           434,525
Lithia Motors, Inc.                                                       6,500           166,465
Men's Wearhouse, Inc.*                                                   11,992           506,182
Movie Gallery, Inc.                                                       9,925           284,649
New York & Co., Inc.*                                                     2,600            52,182
Party City Corp.*                                                         5,200            76,128
Payless Shoesource, Inc.*                                                26,000           410,540
PC Connection, Inc.*                                                      3,250            19,078
PC Mall, Inc.*                                                            4,100            50,922
Restoration Hardware, Inc.*                                              14,100            80,370
Select Comfort Corp.*                                                    15,200           310,688
Shoe Carnival, Inc.*                                                      3,700            64,750
Sonic Automotive, Inc.                                                   10,500           238,455
Stage Stores, Inc.*                                                       7,600           291,764
Stein Mart, Inc.*                                                        11,496           258,660
Systemax, Inc.*                                                           2,900            15,776
TBC Corp.*                                                                9,100           253,526
The Children's Place Retail Stores, Inc.*                                 6,300           300,825
The Finish Line, Inc.                                                    15,200           351,880
The Gymboree Corp.*                                                      12,200           152,988
The Pep Boys- Manny, Moe & Jack                                          22,600           397,308
The Sports Authority, Inc.*                                               8,249           226,847
The Yankee Candle Co., Inc.*                                             18,948           600,652
Too, Inc.*                                                               13,244           326,729
Tractor Supply Co.*                                                      12,500           545,625
Trans World Entertainment Corp.*                                          8,745           128,814
United Auto Group, Inc.                                                   7,600           211,508
World Fuel Services Corp.                                                 9,700           305,550
Zales Corp.*                                                             20,800           618,176
                                                                                      -----------
                                                                                       15,444,446

Textiles, Apparel & Luxury Goods 1.0%
Brown Shoe Co., Inc.                                                      6,700           229,609
Carter's, Inc.*                                                           1,800            71,550
Cherokee, Inc.                                                            2,400            80,352
Deckers Outdoor Corp.* (b)                                                3,600           128,664
DHB Industries, Inc*                                                      8,800            77,440
Guess?, Inc.*                                                             5,600            76,720
Hartmarx Corp.*                                                          10,600           101,124
K-Swiss Inc                                                              10,400           343,512
Kellwood Co.                                                             10,382           298,898
Marine Products Corp.                                                     4,950            83,209
Movado Group, Inc.                                                        4,500            83,250
Oshkosh B' Gosh, Inc. "A"                                                 3,708           113,094
Oxford Industries, Inc.                                                   4,700           171,973
Perry Ellis International, Inc.*                                          3,700            83,028
Phillips-Van Heusen Corp.                                                10,800           287,712
Quicksilver, Inc.*                                                       22,500           653,175
Russell Corp.                                                            10,500           189,840
Skechers USA, Inc. "A"*                                                   9,889           153,082
Steven Madden Ltd.*                                                       4,500            75,105
Stride Rite Corp.                                                        17,900           238,070
The Warnaco Group, Inc.*                                                 18,600           447,144
UniFirst Corp.                                                            3,500           139,650
Wolverine World Wide, Inc.                                               24,100           516,463
                                                                                      -----------
                                                                                        4,642,664

Consumer Staples 2.8%
Beverages 0.1%
Boston Beer Co., Inc. "A"*                                                3,800            83,220
Central European Distribution Corp.*                                      4,900           163,121
Coca Cola Bottling Co.                                                    1,800            94,158
Hansen Natural Corp.*                                                     2,900           174,203
National Beverage Corp*                                                   1,000             8,150
Peet's Coffee & Tea, Inc.*                                                5,600           138,040
                                                                                      -----------
                                                                                          660,892

Food & Staples Retailing 0.7%
Arden Group, Inc. "A"                                                       400            28,392
Casey's General Stores, Inc.                                             19,286           346,570
Great Atlantic & Pacific Tea Co., Inc.*  (b)                              6,668            99,353
John B. Sanfilippo & Son, Inc.*                                           3,500            86,030
Longs Drug Stores Corp                                                   11,283           386,104
Nash-Finch Co.                                                            5,400           205,146
Pantry, Inc.*                                                             4,600           142,462
Pathmark Stores, Inc.*                                                   16,500           104,115
Performance Food Group Co.*                                              18,700           517,616
Ruddick Corp.                                                            13,200           305,580
United Natural Foods, Inc.*                                              15,965           457,078
Weis Markets, Inc.                                                        3,600           132,732
Wild Oats Markets, Inc.*                                                 11,389           121,065
                                                                                      -----------
                                                                                        2,932,243

Food Products 1.0%
American Italian Pasta Co. (b)                                            6,460           177,004
Cal-Maine Foods, Inc. (b)                                                 8,300            65,238
Chiquita Brands International, Inc.                                      15,300           409,734
Corn Products International, Inc.                                        29,250           760,208
Darling International, Inc.*                                             28,500           113,715
Delta & Pine Land Co.                                                    14,368           387,936
Farmer Brothers Co.                                                       1,900            45,505
Flowers Foods, Inc.                                                      13,425           378,719
Gold Kist, Inc.                                                           3,700            58,830
Hain Celestial Group, Inc.*                                              10,382           193,520
Ingles Markets Inc. "A"                                                   7,200            95,904
J & J Snack Foods Corp.                                                   2,400           112,392
Lancaster Colony Corp.                                                   10,900           463,795
Lance, Inc.                                                              11,600           186,412
M&F Worldwide Corp.*                                                      5,200            69,368
Maui Land & Pineapple Co., Inc.*                                          1,900            81,510
MGP Ingredients, Inc.                                                     4,200            35,028
Ralcorp Holdings, Inc.                                                   11,760           556,836
Sanderson Farms, Inc.                                                     4,150           179,322
Seabord Corp.                                                               100           107,300
                                                                                      -----------
                                                                                        4,478,276

Household Products 0.5%
Central Garden & Pet Co.*                                                 6,800           298,248
CSS Industries, Inc.                                                      1,850            67,617
Ennis, Inc.                                                              10,300           174,276
Jarden Corp.*                                                            11,050           506,974
Rayovac Corp.*                                                           19,900           827,840
Water Pik Technologies, Inc.*                                             2,700            53,190
WD-40 Co.                                                                 7,700           250,173
                                                                                      -----------
                                                                                        2,178,318

Personal Products 0.3%
1-800 Contacts, Inc.*                                                     2,100            43,827
Chattem, Inc.*                                                            7,500           333,525
Elizabeth Arden, Inc.*                                                    9,100           216,034
Inter Parfums, Inc.                                                       2,100            30,240
Mannatech, Inc. (b)                                                       6,400           125,120
Nature's Sunshine Products, Inc.                                          6,000           103,020
Nutraceutical International Corp.*                                        3,900            61,854
Playtex Products, Inc.*                                                  14,100           126,900
Revlon, Inc. "A"*                                                        58,900           169,632
                                                                                      -----------
                                                                                        1,210,152

Tobacco 0.2%
DiMon, Inc.                                                              14,700            91,875
Standard Commercial Corp.                                                 3,400            63,240
Universal Corp.                                                          10,568           483,697
Vector Group Ltd.                                                        12,094           186,006
                                                                                      -----------
                                                                                          824,818

Energy 6.1%
Energy Equipment & Services 2.2%
Atwood Oceanics, Inc.*                                                    4,000           266,160
Cal Dive International, Inc.*                                            16,646           754,064
CARBO Ceramics, Inc.                                                      5,100           357,765
Dril-Quip, Inc.*                                                          2,400            73,776
FX Energy, Inc.* (b)                                                     14,200           162,448
Global Power Equipment Group, Inc.*                                      17,100           163,818
Grey Wolf, Inc.*                                                         75,300           495,474
Gulf Island Fabrication, Inc.                                             4,600           107,916
Hanover Compressor Co.*                                                  29,400           354,858
Helmerich & Payne, Inc.                                                  20,000           793,800
Hydril*                                                                   6,400           373,824
Input/Output, Inc.*                                                      24,300           156,735
Key Energy Services, Inc.*                                               50,900           583,823
Lone Star Technologies, Inc.*                                            11,336           446,979
Lufkin Industries, Inc.                                                   2,100           101,409
Matrix Service Co.*                                                       9,800            42,630
Maverick Tube Corp.*                                                     16,683           542,364
Oceaneering International, Inc.*                                          9,300           348,750
Offshore Logistics, Inc.*                                                 7,200           239,904
Oil States International, Inc.*                                          14,800           304,140
Parker Drilling Co.*                                                     33,500           192,625
RPC, Inc.                                                                 3,600            54,684
SEACOR Holdings, Inc.*                                                    7,250           462,188
Superior Energy Services, Inc.*                                          23,601           405,937
TETRA Technologies, Inc.*                                                 8,350           237,474
Todco "A"*                                                                6,000           155,040
Unit Corp.*                                                              15,270           689,746
Universal Compression Holdings, Inc.*                                     6,900           261,303
Veritas DGC, Inc.*                                                       12,500           374,500
W-H Energy Services, Inc.*                                               11,100           265,623
                                                                                      -----------
                                                                                        9,769,757

Oil & Gas 3.9%
Berry Petroleum Co. "A"                                                   7,500           385,875
Bill Barrett Corp.*                                                       4,528           130,905
Brigham Exploration Co.*                                                 13,400           123,682
Cabot Oil & Gas Corp. "A"                                                13,556           747,613
Callon Petroleum Co.*                                                     6,500           101,010
Cheniere Energy, Inc.*                                                   10,800           696,708
Cimarex Energy Co.* (b)                                                  16,700           651,300
Clayton Williams Energy, Inc.                                             2,700            69,930
Comstock Resources, Inc.*                                                12,724           365,688
Delta Petroleum Corp.*                                                    9,300           135,222
Denbury Resources, Inc.*                                                 22,400           789,152
Edge Petroleum Corp.*                                                     7,400           122,544
Encore Aquisition Co.                                                    10,900           450,170
Energy Partners Ltd.*                                                     9,800           254,506
EnergySouth, Inc.                                                         1,200            34,362
Forest Oil Corp.*                                                        19,400           785,700
Frontier Oil Corp.                                                       10,709           388,308
Giant Industries, Inc.*                                                   5,400           138,780
Global Industries, Inc.*                                                 36,400           342,160
Harvest Natural Resources, Inc.*                                         14,500           172,405
Holly Corp.                                                               8,200           305,614
Houston Exploration Co.*                                                  5,100           290,445
KCS Energy, Inc.*                                                        18,100           278,016
Magnum Hunter Resources, Inc.*                                           33,300           536,463
McMoRan Exploration Co.* (b)                                              7,500           150,750
Meridian Resource Corp.*                                                 21,700           111,972
Mission Resources Corp.*                                                 20,600           145,848
Newpark Resources, Inc.*                                                 28,825           169,779
Overseas Shipholding Group, Inc.                                         10,500           660,555
Penn Virginia Corp.                                                       6,600           302,940
Petroleum Development Corp.*                                              7,300           275,137
Plains Exploration & Production Co.*                                     30,516         1,065,009
Quicksilver Resources, Inc.*                                             12,500           609,125
Range Resources Corp.                                                    31,356           732,476
Remington Oil & Gas Corp.*                                                8,000           252,160
Southwestern Energy Co.*                                                 14,400           817,344
Spinnaker Exploration Co.*                                                9,380           333,271
St. Mary Land & Exploration Co.                                          11,417           571,421
Stone Energy Corp.*                                                       8,679           421,539
Swift Energy Co.*                                                        10,220           290,657
Syntroleum Corp.*                                                        13,400           164,016
Tesoro Petroleum Corp.*                                                  26,255           971,960
TransMontaigne, Inc.*                                                     5,900            47,200
Vintage Petroleum, Inc.                                                  20,390           641,469
W&T Offshore, Inc.*                                                       4,896           101,641
Warren Resources, Inc.*                                                   9,760           104,725
Whiting Petroleum Corp.*                                                 10,000           407,800
                                                                                      -----------
                                                                                       17,645,352

Financials 21.0%
Banks 9.2%
ABC Bancorp                                                               4,560            77,018
Alabama National Bancorp.                                                 6,000           371,340
AMCORE Finanical, Inc.                                                    9,413           265,917
AmericanWest Bancorp.*                                                    2,390            46,055
Anchor Bancorp Wisconsin, Inc.                                            8,400           236,124
Arrow Financial Corp.                                                     3,780           102,929
BancFirst Corp.                                                             700            48,314
BancorpSouth, Inc.                                                       29,900           617,136
BancTrust Financial Group, Inc.                                           1,600            32,384
Bank Mutual Corp.                                                        33,641           397,637
Bank of Granite Corp.                                                     3,812            70,484
Bank of the Ozarks, Inc.                                                  5,600           177,800
BankAtlantic Bancorp., Inc. "A"*                                         17,200           299,280
BankUnited Financial Corp. "A"                                           12,400           333,064
Banner Corp.                                                              4,300           115,971
Berkshire Hill Bancorp, Inc.                                              2,600            87,750
Boston Private Financial Holdings, Inc.                                  11,000           261,250
Bryn Mawr Bank Corp.                                                      2,800            57,176
Camden National Corp.                                                     3,100           109,585
Capital City Bank Group, Inc.                                             3,475           140,772
Capital Corp. of the West                                                 2,400           111,552
Capitol Bancorp., Ltd.                                                    3,900           117,975
Cascade Bancorp                                                           7,000           135,870
Cathay General Bancorp.                                                  17,336           546,084
Center Financial Corp.                                                    6,200           109,306
Central Coast Bancorp*                                                    4,400            73,788
Central Pacific Financial Corp.                                          12,112           407,569
Century Bancorp, Inc. "A"                                                 1,300            37,271
Charta Financial Corp.                                                    1,500            50,055
Chemical Financial Corp.                                                 11,244           365,486
Chittenden Corp.                                                         18,626           485,580
Citizens Banking Corp.                                                   20,000           587,200
Citizens First Bancorp, Inc.                                              3,300            73,722
City Bank                                                                 3,174           102,647
City Holding Co.                                                          7,900           233,326
Clifton Savings Bancorp, Inc.                                             2,700            30,240
Coastal Financial Corp.                                                   3,630            54,595
CoBiz, Inc.                                                               4,800            93,024
Columbia Bancorp                                                          2,100            66,906
Columbia Banking System, Inc.                                             6,818           161,927
Commercial Capital Bancorp., Inc.                                        15,389           313,166
Commercial Federal Corp.                                                 18,853           521,285
Community Bank System, Inc.                                               9,400           215,354
Community Banks, Inc.                                                     4,690           117,203
Community Trust Bancorp, Inc.                                             5,129           147,766
Corus Bankshares, Inc.                                                    5,800           276,602
CVB Financial Corp.                                                      20,658           374,736
Dime Community Bancshares                                                14,669           222,969
Downey Financial Corp.                                                    7,600           467,628
East West Bancorp., Inc.                                                 20,170           744,676
Farmers Capital Bank Corp.                                                1,700            57,460
Fidelity Bancshares, Inc.                                                10,800           248,184
Financial Institutions, Inc.                                              2,200            43,582
First BanCorp., North Carolina                                            4,350            98,484
First BanCorp., Puerto Rico                                              13,900           587,275
First Busey Corp.                                                         5,100            98,685
First Charter Corp.                                                      14,100           318,519
First Citizens BancShares, Inc.                                           2,700           395,226
First Commonwealth Financial Corp.                                       25,982           355,953
First Community Bancorp.                                                  6,300           279,090
First Community Bancshares, Inc.                                          3,749           105,234
First Financial Bankshares, Inc.                                          4,790           213,778
First Financial Corp.                                                     4,110           121,450
First Financial Holdings, Inc.                                            4,200           116,676
First Indiana Corp.*                                                      2,900            70,180
First Merchants Corp.                                                     7,628           197,565
First Midwest Bancorp., Inc.                                             21,000           682,080
First Niagara Financial Group, Inc.                                      43,479           574,358
First Oak Brook Bancshares, Inc.                                          2,550            74,690
First of Long Island Corp.                                                  600            25,392
First Place Financial Corp.                                               3,900            71,370
First Republic Bank                                                       7,950           257,341
First Source Corp.                                                        3,981            84,915
First State Bancorp.                                                      7,000           118,825
FirstFed Financial Corp.*                                                 7,500           382,575
Flagstar Bancorp., Inc.                                                  13,350           260,992
Flushing Financial Corp.                                                  6,600           120,120
FNB Corp.-Pennsylvania                                                   23,400           448,110
FNB Corp.-Virginia                                                        1,400            36,092
Franklin Bank Corp.*                                                      2,300            39,675
Frontier Financial Corp.                                                  6,125           232,137
GB&T Bancshares, Inc.                                                     5,875           127,252
German American Bancorp                                                   1,465            22,708
Glacier Bancorp., Inc.                                                   11,700           356,850
Gold Banc Corp, Inc.                                                     19,300           270,779
Great Southern Bancorp, Inc.                                              3,200           103,904
Greater Bay Bancorp.                                                     20,600           502,846
Hancock Holding Co.                                                      12,300           399,750
Hanmi Financial Corp.                                                    14,242           235,705
Harbor Florida Bancshares, Inc.                                           7,701           262,604
Harleysville National Corp.                                              10,046           213,477
Heartland Financial USA, Inc.                                             4,050            80,433
IBERIABANK Corp.                                                          3,500           196,910
Independent Bank Corp.-Massachusetts                                      6,300           182,700
Independent Bank Corp.-Michigan                                           8,841           254,356
Integra Bank Corp.                                                        8,222           182,035
Interchange Financial Services Corp.                                      4,950            85,388
Irwin Financial Corp.                                                     9,000           207,180
ITLA Capital Corp.*                                                       1,700            84,932
Kearny Financial Corp.                                                    4,900            54,488
KNBT Bancorp, Inc.                                                       10,100           154,530
Lakeland Bancorp, Inc.                                                    4,049            63,043
Lakeland Financial Corp.                                                  1,300            49,985
Macatawa Bank Corp.                                                       2,441            81,957
MAF Bancorp., Inc.                                                       12,960           538,358
Main Street Banks, Inc.                                                   7,100           188,008
MainSource Financial Group, Inc.                                          2,275            50,005
MBT Financial Corp.                                                       4,000            75,480
MBT Financial, Inc.                                                       8,200           314,060
Mercantile Bank Corp.                                                     3,570           145,942
Mid-State Bancshares                                                      9,600           255,360
Midwest Banc Holdings, Inc.                                               5,100           101,541
Nara Bancorp, Inc.*                                                       9,100           127,855
National Penn Bancshares, Inc.                                           13,066           321,032
NBC Capital Corp.                                                         1,233            29,814
NBT Bancorp, Inc.                                                        15,097           338,324
NetBank, Inc.                                                            22,596           191,614
OceanFirst Financial Corp.                                                3,500            80,395
Old National Bancorp.                                                    29,602           600,921
Old Second Bancorp, Inc.                                                  3,998           120,640
Omega Financial Corp.                                                     4,400           131,054
Oriental Financial Group, Inc.                                            7,542           176,634
Pacific Capital Bancorp.*                                                16,944           504,592
Park National Corp.                                                       5,550           624,375
PennRock Financial Services Corp.                                         2,256            78,780
Peoples Bancorp Inc.                                                      5,895           158,575
Peoples Holding Co.                                                       2,500            77,750
PFF Bancorp., Inc.                                                        6,990           192,924
Placer Sierra Bancshares                                                  3,800            87,286
PrivateBankcorp, Inc.                                                     6,600           207,306
Prosperity Bancshares, Inc.                                               8,800           233,112
Provident Bancorp, Inc.                                                  16,578           202,915
Provident Bankshares Corp.                                               13,197           434,973
Provident Financial Holdings, Inc.                                        2,100            62,454
Provident Financial Services, Inc.                                       28,464           486,734
R & G Financial Corp. "B"                                                11,250           350,662
Republic Bancorp., Inc. "A"                                               1,948            43,269
Republic Bancorp., Inc.                                                  31,844           431,168
Riggs National Corp.*                                                     6,974           133,134
Royal Bancshares of Pennsylvania, Inc. "A"                                  321             7,290
S&T Bancorp, Inc.                                                         8,860           313,644
S.Y.  Bancorp, Inc.                                                       3,400            74,800
Sandy Spring Bancorp., Inc.                                               7,200           232,704
SCBT Financial Corp.                                                      1,984            59,580
Seacoast Banking Corp. of Florida                                         4,760            93,677
Security Bank Corp.                                                         800            32,952
Signature Bank*                                                           1,100            29,161
Silicon Valley Bancshares*                                               14,200           625,652
Simmons First National Corp. "A"*                                         4,500           111,690
Smithtown Bancorp, Inc.                                                   1,500            42,030
Southern Community Financial Corp.                                        3,000            28,200
Southside Bancshares, Inc.                                                2,264            47,182
Southwest Bancorp. of Texas, Inc.                                        27,700           508,295
Southwest Bancorp., Inc.                                                  6,200           114,390
State Bancorp, Inc.                                                       1,881            48,925
State Financial Services Corp. "A"                                        2,900           107,155
Sterling Bancorp.                                                         6,684           162,221
Sterling Bancshares, Inc.                                                18,125           257,375
Sterling Financial Corp.-Pennsylvania                                     9,943           258,717
Sterling Financial Corp.-Spokane*                                        10,859           387,666
Suffolk Bancorp                                                           3,100           102,393
Sun Bancorp, Inc.*                                                        4,865           111,336
Susquehanna Bancshares, Inc.                                             21,147           515,564
Taylor Capital Group, Inc.                                                2,200            71,830
Texas Capital Bancshares, Inc.*                                          10,500           220,500
Texas Regional Bancshares, Inc. "A"                                      18,333           552,007
TierOne Corp.                                                             9,400           220,900
Tompkins Trustco, Inc.                                                    2,673           113,736
TriCo Bancshares                                                          5,000           104,750
TrustCo Bank Corp.                                                       35,883           412,296
Trustmark Corp.                                                          19,000           551,000
U.S.B. Holding Co., Inc.                                                  3,908            86,719
UMB Financial Corp.                                                       7,192           409,369
Umpqua Holdings Corp.                                                    19,731           460,719
Union Bankshares Corp.                                                    2,200            70,444
United Bankshares, Inc.                                                  17,200           570,008
United Community Banks, Inc.                                             11,100           263,403
Univest Corp. of Pennsylvania                                             2,300            91,563
Unizan Financial Corp.                                                    9,917           257,842
Virginia Commerce Bancorp, Inc.*                                          3,625            98,020
Virginia Financial Group, Inc.                                            1,900            62,501
Washington Trust Bancorp, Inc.                                            4,000           109,920
WesBanco, Inc.                                                            8,500           233,835
West Bancorp., Inc.                                                       4,305            73,357
West Coast Bancorp.                                                       6,800           161,840
Westamerica Bancorp.                                                     12,700           657,479
Western Sierra Bancorp*                                                   1,500            51,195
Wilshire Bancorp, Inc.*                                                   7,500            97,800
Wintrust Financial Corp.                                                  8,650           407,328
WSFS Financial Corp.                                                      2,700           141,912
Yardville National Bancorp.                                               4,900           159,838
                                                                                      -----------
                                                                                       41,065,075

Capital Markets 0.2%
Investment Technology Group, Inc.*                                       17,677           309,348
Labranche & Co., Inc.*                                                   21,400           199,020
Piper Jaffray Companies, Inc.*                                            8,000           292,720
SWS Group, Inc.                                                           6,111            97,959
                                                                                      -----------
                                                                                          899,047

Consumer Finance 0.1%
ASTA Funding, Inc.                                                        4,800           101,616
Cash America International, Inc.                                         11,400           250,002
Encore Capital Group, Inc.*                                               5,600            81,480
Rewards Network, Inc.*                                                    8,700            36,192
World Acceptance Corp.*                                                   7,600           193,952
                                                                                      -----------
                                                                                          663,242

Diversified Financial Services 1.8%
Accredited Home Lenders Holding Co.*                                      6,600           239,118
ACE Cash Express, Inc.*                                                   4,300            97,825
Advance America Cash Advance Centers, Inc.                               21,080           326,318
Advanta Corp. "B"                                                         9,400           216,200
Affiliated Managers Group, Inc.*                                          9,500           589,285
Apollo Investment Corp.                                                  25,323           424,920
Ares Capital Corp.                                                        2,800            45,920
BKF Capital Group, Inc.                                                   1,800            72,018
Brookline Bancorp, Inc.                                                  26,535           395,371
Calamos Asset Management, Inc. "A"                                       10,500           282,660
Capital Southwest Corp.                                                     700            55,370
CharterMac                                                               19,600           421,400
Cohen & Steers, Inc.                                                      2,000            33,000
CompuCredit Corp.*                                                        8,593           228,746
Credit Acceptance Corp.*                                                  3,900            77,142
Danielson Holding Corp.*                                                 17,300           298,425
Federal Agricultural Mortgage Corp. "C"                                   4,400            76,956
Financial Federal Corp.                                                   7,100           251,127
First Financial Bancorp.                                                 11,342           206,992
Gabelli Asset Management, Inc.                                            3,500           156,275
GFI Group, Inc.*                                                          3,952           106,032
Gladstone Capital Corp. (e)                                               5,400           114,588
Harris & Harris Group, Inc.*                                              7,700            92,708
Horizon Financial Corp.                                                   4,700            88,266
Knight Trading Group, Inc.*                                              44,000           424,160
Ladenburg Thalmann Financial Services, Inc.*                              2,711             1,843
MCG Capital Corp.                                                        13,800           212,313
Metris Companies, Inc.*                                                  11,700           135,603
National Financial Partners Corp.                                        14,200           565,160
NCP Litigation Trust Entitlements                                           700                 0
Nelnet, Inc.*                                                             2,400            76,392
NGP Capital Resources Co.*                                                4,400            70,752
Northwest Bancorp, Inc.                                                   5,900           126,319
Ocwen Financial Corp.* (b)                                               16,600           133,962
optionsXpress Holdings, Inc.*                                             6,808           110,222
Partners Trust Financial Group, Inc.                                     15,895           168,487
Peapack-Gladstone Financiall Corp.                                        1,793            48,411
PennFed Financial Services, Inc.                                          4,600            68,264
PICOHoldings, Inc.*                                                       2,400            62,184
Portfolio Recovery Associates, Inc.*                                      5,100           173,553
Resource America, Inc.                                                    5,000           175,225
Sanders Morris Harris Group, Inc.                                         3,200            57,856
Santander BanCorp                                                         1,331            35,045
Tradestation Group, Inc.*                                                 9,400            56,776
United Community Financial Corp.                                         13,542           150,181
United PanAm Financial Corp.*                                             2,400            48,936
                                                                                      -----------
                                                                                        7,798,306

Insurance 2.4%
21st Century Insurance Group                                              7,000            97,650
Alfa Corp.                                                               13,200           190,740
American Equity Investment Life Holding Co.                               8,672           110,915
American Physicians Capital, Inc.*                                        4,300           147,361
AmerUS Group, Inc.                                                       15,900           751,275
Argonaut Group, Inc.*                                                    10,400           220,688
Baldwin & Lyons, Inc.                                                     2,925            75,874
Bristol West Holdings, Inc.                                               4,400            68,200
Ceres Group, Inc.*                                                        9,200            49,956
Citizens, Inc. (b)                                                       11,958            68,759
CNA Surety Corp.*                                                         3,500            47,600
Commerce Group, Inc.                                                     10,700           663,186
Crawford & Co. "B"                                                        6,500            46,475
Delphi Financial Group, Inc. "A"                                         11,454           492,522
Direct General Corp.                                                      6,400           131,456
Donegal Group, Inc. "A"                                                   1,733            31,495
EMC Insurance Group Inc.                                                    900            17,154
Enstar Group, Inc.*                                                       1,200            72,000
FBL Financial Group, Inc.                                                 4,216           118,048
First Acceptance Corp.                                                    5,500            58,300
FPIC Insurance Group, Inc.*                                               4,200           135,030
Great American Financial Resources, Inc.                                  1,000            16,940
Harleysville Group, Inc.                                                  7,400           146,964
Hilb, Rogal & Hamilton Co.                                               12,500           447,500
Horace Mann Educators Corp.                                              18,368           325,848
Infinity Property & Casualty Corp.                                        8,400           262,584
Kansas City Life Insurance Co.                                            1,200            58,512
LandAmerica Financial Group, Inc.                                         7,200           360,216
National Western Life Insurance Co. "A"*                                    700           119,658
Navigators Group, Inc.*                                                   2,600            86,177
NYMAGIC, Inc.                                                               500            11,850
Ohio Casualty Corp.*                                                     24,742           568,571
Philadelphia Consolidated Holding Corp.*                                  7,100           550,463
Phoenix Companies, Inc. (b)                                              36,300           463,914
PMA Capital Corp. "A"*                                                   13,500           108,000
Presidential Life Corp.                                                  10,000           162,800
ProAssurance Corp.*                                                      10,727           423,716
RLI Corp.                                                                 9,000           373,050
Safety Insurance Group, Inc.                                              5,100           157,896
Selective Insurance Group, Inc.                                          12,400           573,252
State Auto Financial Corp.                                                4,300           114,466
Stewart Information Services Corp.                                        6,300           236,376
The Midland Co.                                                           2,600            81,926
Tower Group, Inc.                                                         3,900            52,026
Triad Guaranty, Inc.*                                                     3,800           199,918
U.S.I. Holdings Corp.*                                                   17,200           202,616
UICI                                                                     15,200           368,600
United Fire & Casualty Co.                                                6,800           230,044
Universal American Financial Corp.*                                      13,200           228,360
Vesta Insurance Group, Inc.                                              11,800            41,890
Zenith National Insurance Corp.                                           5,300           274,858
                                                                                      -----------
                                                                                       10,843,675

Real Estate 7.3%
Aames Investment Corp. (REIT)                                            13,200           108,240
Acadia Realty Trust (REIT)                                               10,700           172,056
Affordable Residential Communities (REIT)                                 9,674           122,376
Alexander's, Inc. (REIT)*                                                   800           193,200
Alexandria Real Estate Equities, Inc. (REIT)                              8,700           560,106
American Campus Communities, Inc. (REIT)                                  6,700           140,700
American Financial Realty Trust (REIT)                                   44,400           649,572
American Home Mortgage Investment Corp. (REIT)                           13,135           376,186
Amli Residential Properties Trust (REIT)                                  9,200           251,988
Anthracite Capital, Inc. (REIT)                                          20,900           232,826
Anworth Mortgage Asset Corp. (REIT)                                      15,300           146,115
Arbor Reality Trust, Inc. (REIT)                                          4,600           113,850
Ashford Hospitality Trust (REIT)                                         11,800           120,360
Avatar Holdings, Inc.* (b)                                                2,600           121,810
Bedford Property Investors, Inc. (REIT)                                   5,800           126,614
Bimini Mortgage Management, Inc. "A", (REIT)                             10,900           150,965
BioMed Realty Trust, Inc. (REIT)                                         10,600           218,360
Brandywine Realty Trust (REIT)                                           19,400           550,960
Capital Automotive (REIT)                                                15,100           500,112
Capital Lease Funding, Inc. (REIT)                                        6,200            68,510
Capital Trust, Inc. "A", (REIT)                                           3,300           109,494
Capstead Mortgage Corp. (REIT) (b)                                       11,151            95,341
CarrAmerica Realty Corp. (REIT)                                          22,000           694,100
CB Richard Ellis Group, Inc. "A"*                                        10,184           356,338
Cedar Shopping Centers, Inc. (REIT)                                       8,700           123,888
Colonial Properties Trust (REIT)                                          7,600           291,916
Commercial Net Lease Realty (REIT)                                       18,100           333,945
Consolidated-Tomoka Land Co.                                              1,700            97,291
Cornerstone Realty Income Trust, Inc. (REIT)                             24,400           242,048
Corporate Office Properties Trust (REIT)                                 13,400           354,832
Correctional Properties Trust (REIT)                                      4,400           111,100
Cousins Properties, Inc. (REIT)                                          16,600           429,442
CRT Properties, Inc. (REIT)                                              15,400           335,412
Digital Realty Trust, Inc. (REIT)                                         4,800            68,976
EastGroup Properties, Inc. (REIT)                                         7,800           294,060
ECC Capital Corp. (REIT)*                                                17,664           105,984
Education Realty Trust, Inc. (REIT)*                                      8,612           143,218
Entertainment Properties Trust (REIT)                                     8,975           371,834
Equity Inns, Inc. (REIT)                                                 22,200           244,866
Equity Lifestyle Properties, Inc. (REIT)                                  8,200           289,050
Equity One, Inc. (REIT)                                                  14,750           303,703
Essex Property Trust, Inc. (REIT)                                         9,200           635,720
Extra Space Storage, Inc. (REIT)                                         10,700           144,450
FelCor Lodging Trust, Inc. (REIT)*                                       19,431           241,527
Fieldstone Investment Corp. (REIT)                                       16,800           243,936
First Industrial Realty Trust, Inc. (REIT)                               16,700           631,761
Gables Residential Trust (REIT)                                          13,720           456,876
Getty Realty Corp. (REIT)                                                 5,700           145,635
Glenborough Realty Trust, Inc. (REIT)                                     9,551           182,615
Glimcher Realty Trust (REIT)                                             13,400           317,580
Global Signal, Inc. (REIT)                                                2,500            74,900
GMH Communities Trust (REIT)                                             15,500           181,505
Government Properties Trust, Inc. (REIT)                                 12,300           122,508
Gramercy Capital Corp. (REIT)                                             3,300            64,350
Healthcare Realty Trust, Inc. (REIT)                                     19,300           703,292
Heritage Property Investment Trust (REIT)                                 9,200           273,056
Highland Hospitality Corp. (REIT)                                        17,100           176,985
Highwoods Properties, Inc. (REIT)                                        21,700           581,994
Home Properties, Inc. (REIT)                                             13,200           512,160
HomeBanc Corp. (REIT)                                                    18,400           162,656
Impac Mortgage Holdings, Inc. (REIT)                                     29,200           560,056
Innkeepers USA Trust (REIT)                                              12,100           156,211
Investors Real Estate Trust (REIT)                                       14,000           130,620
Jones Lang LaSalle, Inc.*                                                12,742           594,414
Kilroy Realty Corp. (REIT)                                               13,300           544,103
Kite Reality Group Trust (REIT)                                           9,400           135,360
Kramont Realty Trust (REIT)                                               7,900           184,860
La Quinta Corp.*                                                         74,275           631,337
LaSalle Hotel Properties (REIT)                                          10,500           305,025
Lexington Corporate Properties Trust (REIT)                              17,200           377,368
LTC Properties, Inc. (REIT)                                               7,600           131,860
Luminent Mortgage Capital, Inc. (REIT)                                   15,714           172,540
Maguire Properties, Inc. (REIT)                                          13,200           315,216
Meristar Hospitality Corp. (REIT)*                                       31,844           222,908
MFA Mortgage Investments, Inc. (REIT)                                    31,900           242,759
Mid-America Apartment Communities, Inc.                                   8,100           295,650
Mission West Properties, Inc. (REIT)                                      8,100            85,860
MortgageIT Holdings, Inc. (REIT)                                          8,100           129,195
National Health Investors, Inc. (REIT)                                   10,500           272,790
Nationwide Health Properties, Inc. (REIT)                                29,700           600,237
New Century Financial Corp. (REIT)                                       18,200           852,124
Newcastle Investment Corp. (REIT)                                        14,500           429,200
Novastar Financial, Inc. (REIT) (b)                                      10,300           370,903
OMEGA Healthcare Investors, Inc. (REIT)                                  17,000           186,660
Parkway Properties, Inc. (REIT)                                           5,900           275,530
Pennsylvania Real Estate Investment Trust (REIT)                         13,912           560,932
Post Properties, Inc. (REIT)                                             14,700           456,288
Prentiss Properties Trust (REIT)                                         18,000           614,880
PS Business Parks, Inc. (REIT)                                            6,400           257,920
RAIT Investment Trust (REIT)                                             11,100           297,702
Ramco-Gershenson Properties Trust (REIT)                                  7,600           206,340
Reading International ,Inc.  "A"*                                         5,400            38,070
Realty Income Corp. (REIT)                                               32,200           736,736
Redwood Trust, Inc. (REIT)                                                6,600           337,788
Saul Centers, Inc. (REIT)                                                 3,500           112,000
Saxon Capital, Inc. (REIT)*                                              20,100           345,720
Senior Housing Properties Trust (REIT)                                   22,100           368,628
Sovran Self Storage, Inc. (REIT)                                          7,000           277,410
Spirit Finance Corp. (REIT)*                                             20,688           224,672
Strategic Hotel Capital, Inc. (REIT)                                      5,500            80,850
Sun Communities, Inc. (REIT)                                              6,900           247,020
Sunstone Hotel Investors, Inc. (REIT)*                                   11,400           244,530
Tanger Factory Outlet Centers, Inc. (REIT)                               10,200           224,400
Tarragon Corp.*                                                           4,050            81,770
Taubman Centers, Inc. (REIT)                                             18,900           524,286
Town & Country Trust (REIT) (b)                                           5,600           148,120
Trammell Crow Co.*                                                       11,700           240,669
Trustreet Properties, Inc. (REIT)                                        10,200           156,978
U-Store-It Trust (REIT)                                                  14,700           255,780
Universal Health Realty Income Trust (REIT)                               4,600           129,950
Urstadt Biddle Properties "A", (REIT)                                     5,900            89,975
Washington Real Estate Investment Trust (REIT)                           17,300           497,375
Winston Hotels, Inc. (REIT)                                              10,100           118,170
ZipRealty, Inc.*                                                          3,500            49,315
                                                                                      -----------
                                                                                       32,302,310

Health Care 11.5%
Biotechnology 1.9%
Aksys Ltd.* (b)                                                           5,500            17,435
Albany Molecular Research, Inc.*                                         10,800           111,024
Alexion Pharmaceuticals, Inc.*                                           10,935           236,907
Alkermes, Inc.*                                                          35,600           369,528
Antigenics, Inc. (b)                                                     12,000            80,400
Applera Corp.-Celera Genomics Group*                                     28,300           290,075
ARIAD Pharmaceuticals, Inc.*                                             23,700           132,720
Axonyx, Inc.*                                                            24,300            29,889
Bio-Rad Laboratories, Inc. "A"*                                           6,500           316,615
CancerVax Corp.                                                           4,900            32,291
Cell Genesys, Inc.* (b)                                                  20,800            94,224
Ciphergen Biosystems, Inc.*                                              11,100            30,747
Corgentech, Inc.*                                                         4,900            11,368
Corixa Corp.*                                                            29,806            91,504
CuraGen Corp.* (b)                                                       20,000            83,200
Curis, Inc.*                                                             22,600            80,908
deCODE genetics, Inc.*                                                   22,400           127,680
Dendreon Corp.* (b)                                                      22,600           123,170
Digene Corp.*                                                             5,700           118,275
Discovery Laboratories, Inc.* (b)                                        21,700           122,171
Diversa Corp.*                                                            8,600            42,828
Enzo Biochem, Inc.*                                                       9,237           133,198
EPIX Pharmaceuticals, Inc.*                                              10,200            71,400
Exelixis, Inc.*                                                          23,500           159,330
Genecor International, Inc.*                                              3,300            63,459
Genta, Inc.*                                                             29,400            33,222
Geron Corp.* (b)                                                         19,600           119,756
Human Genome Sciences, Inc.*                                             51,900           478,518
Illumina, Inc.*                                                           9,700            78,376
ImmunoGen, Inc.*                                                         17,579            91,938
Incyte Corp.*                                                            26,900           183,727
Indevus Pharmaceuticals, Inc.*                                           20,300            56,434
InterMune, Inc.*                                                         13,500           148,500
Isis Pharmaceuticals, Inc.*                                              24,668            95,465
Kosan Biosciences, Inc.*                                                  9,600            39,360
Lexicon Genetics, Inc.*                                                  23,622           120,708
LifeCell Corp.*                                                          13,900           123,710
Luminex Corp.*                                                            8,900            67,017
Medarex, Inc.*                                                           39,500           281,635
Nabi Biopharmaceuticals*                                                 22,533           281,212
Neose Technologies, Inc.*                                                 6,622            17,085
Onyx Pharmaceuticals, Inc.*                                              13,700           429,495
Orthologic Corp.*                                                        15,500            78,430
Orthovita, Inc.*                                                         18,700            63,580
Pharmacyclics, Inc.*                                                      9,500            76,285
Pharmion Corp.*                                                           6,600           191,400
Regeneron Pharmaceuticals, Inc.*                                         16,400            83,804
SciClone Pharmaceuticals, Inc.*                                          21,100            59,924
Seattle Genetics, Inc.*                                                  13,600            69,904
Serologicals Corp.*                                                      14,700           359,268
Tanox, Inc.*                                                             11,600           111,360
Techne Corp.*                                                            17,500           703,150
Telik, Inc.*                                                             20,500           309,140
ThermoGenesis Corp.*                                                     14,900            74,500
Third Wave Technologies*                                                 13,300            76,608
Transkaryotic Therapies, Inc.*                                           11,845           295,710
Trimeris, Inc.*                                                           7,802            87,851
Vertex Pharmaceuticals, Inc.*                                            32,000           299,520
Vnus Medical Technologies, Inc.*                                          4,100            47,478
                                                                                      -----------
                                                                                        8,604,416

Health Care Equipment & Supplies 3.9%
Abaxis, Inc.*                                                             8,700            76,995
ABIOMED,  Inc.*                                                           7,400            78,292
Accelrys, Inc.*                                                          13,600            80,648
Advanced Medical Optics, Inc.*                                           14,000           506,940
Advanced Neuromodulation Systems, Inc.*                                   7,700           206,437
Align Technology, Inc.*                                                  19,800           123,552
Alliance Imaging, Inc.*                                                   7,000            66,850
American Medical Systems Holdings, Inc.*                                 20,200           347,036
Analogic Corp.                                                            5,200           224,900
Animas Corp.*                                                             2,700            54,567
Arrow International, Inc.                                                 8,200           281,670
ArthroCare Corp.*                                                         8,000           228,000
Aspect Medical Systems, Inc.*                                             5,900           127,381
Bio-Reference Laboratories, Inc.*                                         4,900            68,208
BioLase Technology, Inc. (b)                                              9,900            84,150
Biosite, Inc.* (b)                                                        5,015           260,930
Bioveris Corp.*                                                          11,606            61,280
Candela Corp.                                                             9,800            87,416
Cardiac Science, Inc.*                                                   38,000            43,700
CardioDynamics International Corp.*                                      18,779            54,835
Cepheid, Inc.*                                                           17,100           165,357
Closure Medical Corp.*                                                    3,500            93,450
Computer Programs & Systems, Inc.                                         3,100            87,048
Conceptus, Inc.*                                                         12,900           100,620
Conmed Corp.*                                                            11,961           360,265
CTI Molecular Imaging, Inc.*                                             12,600           255,402
Cyberonics, Inc.*                                                         6,951           307,026
Cypress Bioscience, Inc.*                                                13,900           127,046
Datascope Corp.                                                           4,106           125,561
Dendrite International, Inc.*                                            15,724           220,765
Diagnostic Products Corp.                                                 9,100           439,530
DJ Orthopedics, Inc.*                                                     6,200           155,310
Dyax Corp.*                                                              11,800            37,996
Encore Medical Corp.*                                                    15,800            85,004
Exactech, Inc.*                                                           2,700            45,819
Excel Technology, Inc.*                                                   4,135           101,638
Foxhollow Technologies, Inc.*                                             1,100            31,020
Haemonetics Corp.*                                                        7,000           295,120
Hologic, Inc.*                                                            8,300           264,563
I-Flow Corp.*                                                             8,500           134,555
ICU Medical, Inc.*                                                        4,200           149,100
Immucor, Inc.*                                                           17,362           524,159
Immunomedics, Inc.* (b)                                                  18,700            45,441
Integra LifeSciences Holdings Corp.*                                      8,000           281,760
Intermagnetics General Corp.*                                            11,804           287,309
IntraLase Corp.*                                                          4,200            70,308
Intuitive Surgical, Inc.*                                                13,450           611,572
Invacare Corp.                                                            9,700           432,911
Inverness Medical Innovations, Inc.*                                      4,700           110,450
Kensey Nash Corp.*                                                        4,400           119,152
Kyphon, Inc.*                                                             9,400           236,598
Landauer, Inc.                                                            3,600           171,144
Laserscope*                                                               6,900           219,006
Maxygen, Inc.*                                                            8,100            69,498
Medical Action Industries, Inc.*                                          4,400            83,160
Mentor Corp.                                                             16,392           526,183
Merit Medical System, Inc.*                                              11,144           133,617
Microtek Med Holdings, Inc.*                                             13,900            49,762
Microvision, Inc.* (b)                                                    9,900            57,717
Mine Safety Appliances Co.                                                8,400           325,416
Myriad Genetics, Inc.*                                                   12,400           228,036
Nanogen, Inc.* (b)                                                       21,600            75,168
Northfield Laboratories, Inc.* (b)                                        8,700            97,875
OraSure Technologies, Inc.*                                              17,400           128,064
Pain Therapeutics, Inc.*                                                 12,000            60,960
Palatin Technologies, Inc.*                                              22,700            53,118
Palomar Medical Technologies, Inc.*                                       4,800           129,456
PolyMedica Corp.                                                         11,200           355,712
Possis Medical, Inc.*                                                     7,900            66,123
PSS World Medical, Inc.*                                                 26,463           300,884
Quidel Corp.*                                                            15,500            60,605
Regeneration Technologies, Inc.*                                         12,000           123,720
Sonic Innovations, Inc.*                                                  9,200            51,336
SonoSite, Inc.*                                                           6,828           177,391
Specialty Laboratories, Inc.*                                             3,000            28,650
Star Scientific, Inc.* (b)                                               15,300            80,937
STERIS Corp.*                                                            27,500           694,375
SurModics, Inc.* (b)                                                      5,700           181,887
Sybron Dental Specialties, Inc.*                                         15,000           538,500
Symmetry Medical, Inc.*                                                   5,280           100,426
Thoratec Corp.*                                                          18,160           221,915
TriPath Imaging, Inc.*                                                   14,100            99,264
Urologix, Inc.*                                                           6,900            31,671
Varian, Inc.*                                                            14,028           531,521
Ventana Medical Systems, Inc.*                                           10,992           411,760
Viasys Healthcare, Inc.*                                                 11,500           219,420
VISX, Inc.*                                                              19,500           457,080
Vital Signs Inc                                                           2,000            79,780
West Pharmaceutical Services, Inc.                                       10,672           255,061
Wilson Greatbatch Technologies, Inc.*                                     8,600           156,864
Wright Medical Group, Inc.*                                              10,700           256,800
Young Innovations, Inc.                                                   1,100            40,315
Zila, Inc.*                                                              14,700            59,388
Zoll Medical Corp.*                                                       4,900           110,397
                                                                                      -----------
                                                                                       17,465,604

Health Care Providers & Services 3.4%
Allscripts Healthcare Solutions, Inc.*                                   11,100           158,730
Amedisys, Inc.*                                                           6,200           187,550
America Service Group, Inc.                                               5,100           112,863
American Healthways, Inc.*                                               11,700           386,334
AMERIGROUP Corp.*                                                        19,600           716,576
AMN Healthcare Services, Inc.*                                            6,200            98,642
AmSurg Corp.*                                                            12,200           308,660
Apria Healthcare Group, Inc.*                                            19,600           629,160
Beverly Enterprises, Inc.*                                               41,377           512,247
Bruker BioSciences Corp.*                                                 7,900            27,808
Centene Corp.*                                                           16,600           497,834
Cerner Corp.* (b)                                                        11,200           588,112
Chemed Corp.                                                              4,500           344,160
CorVel Corp.*                                                             2,500            53,300
Cross Country Healthcare, Inc.*                                           9,500           159,220
Eclipsys Corp.*                                                          14,706           227,649
Genesis HealthCare Corp.*                                                 8,050           345,264
Gentiva Health Services, Inc.*                                           12,600           203,868
Hanger Orthopedic Group, Inc.*                                           11,000            65,450
Healthcare Services Group, Inc.                                           7,050           170,963
HealthExtras, Inc.*                                                       8,200           136,530
Hooper Holmes, Inc.                                                      23,400            89,388
IDX Systems Corp.*                                                        7,700           267,421
Kindred Healthcare, Inc.*                                                 9,800           343,980
LabOne, Inc.*                                                             8,000           275,840
LCA-Vision, Inc.                                                          6,200           206,460
Lifeline Systems, Inc.*                                                   3,400           103,088
LifePoint Hospitals, Inc.*                                               15,400           675,136
Magellan Health Services, Inc.*                                          11,800           401,790
Matria Healthcare, Inc.*                                                  6,200           190,402
MedCath Corp.*                                                            3,100            90,830
Medical Staffing Network Holdings*                                        4,800            31,728
Merge Technologies, Inc.*                                                 5,600            98,280
Molina Healthcare, Inc.*                                                  3,500           161,315
National Healthcare Corp.                                                 2,000            68,420
NDCHealth Corp.                                                          13,389           213,956
NeighborCare, Inc.* (b)                                                  15,200           444,600
OCA, Inc.* (b)                                                           20,600            87,550
Odyssey Healthcare, Inc.*                                                14,775           173,754
Omnicell, Inc.*                                                           8,800            63,448
Option Care, Inc.                                                         6,800           140,012
Owens & Minor, Inc.                                                      14,700           399,105
PAREXEL International Corp.*                                             11,260           264,610
PDI, Inc.*                                                                4,300            88,150
Pediatrix Medical Group, Inc.*                                            9,000           617,310
Per-Se Technologies, Inc.*                                               10,533           161,682
PRA International*                                                        3,700            99,641
Priority Health Corp. "B"*                                               11,500           248,745
Province Healthcare Co.*                                                 19,227           463,178
Psychiatric Solutions, Inc.*                                              5,600           257,600
Quality Systems, Inc.                                                     2,800           118,552
RehabCare Group, Inc.*                                                    7,100           203,841
Res-Care, Inc.*                                                           5,500            68,805
SFBC International, Inc.*                                                 6,000           211,440
Sierra Health Services, Inc.*                                             9,000           574,560
Sunrise Senior Living, Inc.* (b)                                          5,925           287,955
Symbion, Inc.*                                                            4,600            98,302
United Surgical Partners International, Inc.*                            11,400           521,778
VistaCare, Inc. "A"*                                                      3,800            77,786
WellCare Health Plans, Inc.*                                              2,900            88,334
                                                                                      -----------
                                                                                       14,909,692

Pharmaceuticals 2.3%
Abgenix, Inc.*                                                           31,600           221,200
Able Laboratories, Inc.*                                                  8,300           194,718
Adolor Corp.*                                                            17,800           176,932
Alpharma, Inc. "A"                                                       14,990           184,677
Array BioPharma, Inc.*                                                   15,400           107,954
AtheroGenics, Inc.*                                                      14,800           193,732
Avant Immunotherapeutics, Inc.*                                          34,500            56,235
Bentley Pharmaceuticals, Inc.*                                            6,100            44,896
BioCryst Pharmaceuticals, Inc.*                                           7,900            36,419
Bioenvision, Inc.*                                                       12,900            74,175
BioMarin Pharmaceutical, Inc.*                                           29,528           152,069
Bone Care International, Inc.*                                            7,400           191,956
Bradley Pharmaceuticals, Inc.*                                            6,500            62,140
Cell Therapeutics, Inc.* (b)                                             24,650            88,494
Connetics Corp.*                                                         12,711           321,461
Conor Medsystems, Inc.*                                                   5,960            97,088
Cubist Pharmaceuticals, Inc.*                                            20,057           213,005
CV Therapeutics, Inc.*                                                   13,522           275,308
CYTOGEN Corp.*                                                            7,500            43,425
DOV Pharmaceutical, Inc.*                                                 7,100            97,128
Durect Corp.*                                                            15,700            57,148
DUSA Pharmaceuticals, Inc.*                                               7,800            68,094
Encysive Pharmaceuticals, Inc.*                                          23,146           236,552
Enzon Pharmaceuticals, Inc.*                                             17,700           180,363
First Horizon Pharmaceutical Corp.*                                      10,300           173,864
Genaera Corp.*                                                           22,800            51,984
Genelabs Technologies, Inc.*                                             29,600            17,760
Guilford Pharmaceuticals, Inc.*                                          19,100            43,930
Hollis Eden Pharmaceuticals, Inc.*  (b)                                   7,300            51,429
Impax Laboratories, Inc.*                                                19,600           313,600
Inkine Pharmaceutical, Inc.*                                             16,000            49,600
Inspire Pharmaceuticals, Inc.*                                           15,500           126,480
Isolagen, Inc.* (b)                                                      10,700            67,303
K-V Pharmaceutical Co. "A"*                                              14,550           337,560
Keryx Biopharmaceuticals, Inc.*                                          10,000           133,600
Kos Pharmaceuticals, Inc.*                                                4,800           200,064
Lannett Co., Inc.*                                                        1,950            12,285
Ligand Pharmaceuticals, Inc. "B"* (b)                                    29,100           166,743
Mannkind Corp.* (b)                                                       4,200            59,766
Maxim Pharmaceuticals, Inc.*                                             17,100            30,096
Medicines Co.*                                                           19,400           439,604
NeoPharm, Inc.*                                                           8,786            68,267
Neurogen Corp.*                                                           7,900            55,932
Nitromed, Inc.*                                                           4,500            77,895
Noven Pharmaceuticals, Inc.*                                              9,500           161,120
NPS Pharmaceuticals, Inc.*                                               14,370           181,349
Nuvelo, Inc.*                                                            13,833            89,915
Oscient Pharmaceuticals Corp.* (b)                                       29,800            69,732
Par Pharmaceutical Cos., Inc.*                                           13,800           461,472
Penwest Pharmaceuticals Co.*                                              8,700           107,532
Peregrine Pharmaceuticals, Inc.*                                         42,200            62,034
Perrigo Co.                                                              25,498           488,287
Pharmos Corp.*                                                           43,100            27,153
Pozen, Inc.*                                                             11,300            58,873
PRAECIS Pharmaceuticals, Inc.*                                           20,900            21,945
Prestige Brands Holdings, Inc.*                                           7,808           137,811
Progenics Pharmaceuticals, Inc.*                                          4,700            79,007
Renovis, Inc.*                                                            1,000             8,070
Rigel Pharmaceuticals, Inc.*                                              5,300            85,012
Salix Pharmaceuticals Ltd.*                                              14,550           239,930
Santarus, Inc.*                                                           6,000            29,160
SuperGen, Inc.*                                                          22,783           110,725
United Therapeutics Corp.*                                                7,928           362,270
USANA Health Sciences, Inc.* (b)                                          4,400           208,120
Valeant Pharmaceuticals International                                    35,800           806,216
Vicuron Pharmaceuticals, Inc.*                                           20,200           318,352
Vion Pharmaceuticals, Inc.*                                              29,600            84,360
ZymoGenetics, Inc.*                                                       6,800           103,768
                                                                                      -----------
                                                                                       10,155,144

Industrials 15.2%
Aerospace & Defense 1.4%
AAR Corp.*                                                               15,150           206,040
Applied Signal Technology, Inc.                                           4,800           109,920
Armor Holdings, Inc.*                                                    11,141           413,220
BE Aerospace, Inc.*                                                      22,700           272,400
Ceradyne, Inc.*                                                           9,375           209,719
Cubic Corp.                                                               5,900           111,746
Curtiss-Wright Corp.                                                      8,600           490,200
DRS Technologies, Inc.*                                                   9,251           393,167
Ducommun, Inc.*                                                           2,200            44,000
EDO Corp.                                                                 6,300           189,315
Engineered Support Systems, Inc.                                          8,925           477,666
Esterline Technologies Corp.*                                             9,200           317,860
GenCorp, Inc.*                                                           18,583           371,660
HEICO Corp.                                                               6,700           134,670
Herley Industries, Inc.*                                                  6,600           112,926
Hexcel Corp.*                                                            12,600           195,426
Innovative Solutions & Support, Inc.*                                     2,800            88,900
Kaman Corp. "A"                                                           6,900            85,905
Mercury Computer Systems, Inc.*                                           8,522           235,037
Moog, Inc. "A"*                                                          10,050           454,260
MTC Technologies, Inc.*                                                   2,500            81,250
Orbital Sciences Corp.*                                                  20,060           194,181
Sequa Corp. "A"*                                                          2,000           103,700
Teledyne Technologies, Inc.*                                             13,122           410,718
Triumph Group, Inc.*                                                      6,000           233,640
United Industrial Corp.                                                   5,000           148,100
                                                                                      -----------
                                                                                        6,085,626

Air Freight & Logistics 0.4%
Central Freight Lines, Inc.*                                              5,500            19,580
EGL, Inc.*                                                               13,729           313,021
Forward Air Corp.                                                         8,025           341,705
Greenbrier Companies, Inc.                                                3,400           119,306
Hub Group, Inc.*                                                          2,900           181,743
Overnite Corp.                                                           10,800           345,492
P. A. M Transportation Services, Inc.*                                    1,300            22,360
Pacer International, Inc.*                                               11,200           267,568
Quality Distribution, Inc.*                                               5,300            57,505
Universal Truckload Services, Inc.*                                       4,648            98,073
                                                                                      -----------
                                                                                        1,766,353

Airlines 0.5%
Airtran Holdings, Inc.*                                                  32,500           294,125
Alaska Air Group, Inc.*                                                  10,800           317,952
America West Holdings Corp. "B"* (b)                                     14,600            79,278
Continental Airlines, Inc. "B"* (b)                                      25,500           307,020
Delta Air Lines, Inc.* (b)                                               44,600           180,630
ExpressJet Holdings, Inc.*                                               14,900           170,009
FLYI, Inc.*                                                              17,754            22,548
Frontier Airlines, Inc.*                                                 16,029           167,984
Mesa Air Group, Inc.*                                                    16,000           112,000
Northwest Airlines Corp. "A"* (b)                                        30,200           202,038
Pinnacle Airlines Corp.*                                                 10,000           106,200
SkyWest, Inc.                                                            23,500           436,865
                                                                                      -----------
                                                                                        2,396,649

Building Products 1.2%
Apogee Enterprises, Inc.                                                 13,500           192,780
Beacon Roofing Supply, Inc.*                                              5,472           119,755
BlueLinx Holdings, Inc.                                                   7,064            95,435
Comfort Systems USA, Inc.*                                               12,200            94,550
Drew Industries, Inc.*                                                    3,500           131,775
Eagle Materials, Inc.                                                     7,600           615,144
ElkCorp.                                                                  7,960           306,141
Griffon Corp.*                                                           10,070           215,599
Jacuzzi Brands, Inc.*                                                    29,014           283,177
Lennox International, Inc.                                               17,918           392,762
Levitt Corp. "A"                                                          7,125           182,685
LSI Industries Inc.                                                       6,975            78,329
NCI Building Systems, Inc.*                                               8,800           339,680
Orleans Homebuilders, Inc.*                                               1,500            27,585
Palm Harbor Homes, Inc.* (b)                                              4,850            78,861
Simpson Manufacturing Co., Inc.                                          16,300           503,670
Trex Co, Inc.*                                                            4,200           186,522
Universal Forest Products, Inc.                                           7,200           279,720
USG Corp.* (b)                                                           12,800           424,448
Willian Lyon Homes, Inc.*                                                 1,700           130,390
York International Corp.                                                 15,800           619,044
                                                                                      -----------
                                                                                        5,298,052

Commercial Services & Supplies 3.8%
ABM Industries, Inc.                                                     14,000           269,220
Administaff, Inc.*                                                        7,700           112,420
Angelica Corp.                                                            4,400           123,200
aQuantive, Inc.*                                                         19,200           212,544
Banta Corp.                                                              10,000           428,000
Bowne & Co., Inc.                                                        14,000           210,560
Brady Corp. "A"                                                          14,400           465,840
Bright Horizons Family Solutions, Inc.*                                  10,800           364,392
Calgon Carbon Corp.                                                      13,300           113,582
Casella Waste Systems, Inc. "A"*                                          9,300           123,039
CCC Information Services Group*                                           4,451           101,705
CDI Corp.*                                                                5,000           110,650
Central Parking Corp.                                                     6,450           110,811
Century Business Services, Inc.*                                         25,328           103,845
Cherokee International Corp.*                                             4,800            33,552
Clark, Inc.*                                                              6,100            94,428
Coinstar, Inc.*                                                          10,028           212,594
Consolidated Graphics, Inc.*                                              4,200           220,920
Cornell Corrections, Inc.*                                                6,600            83,160
Corrections Corp. of America*                                            14,993           578,730
CoStar Group, Inc.*                                                       6,500           239,525
DiamondCluster International, Inc.*                                      10,600           170,660
Duratek, Inc.*                                                            4,900            97,755
Educate, Inc.*                                                            4,800            66,576
Electro Rent Corp.*                                                       6,500            87,230
Euronet Worldwide, Inc.*                                                  9,100           259,805
Exponent, Inc.*                                                           1,500            35,835
FTI Consulting, Inc.*                                                    15,900           328,176
G & K Services, Inc. "A"                                                  8,072           325,221
Geo Group, Inc. *                                                         3,900           111,462
Gevity HR, Inc.                                                           9,600           183,552
Greg Manning Auctions, Inc.* (b)                                          3,200            32,224
Heidrick & Struggles International, Inc.*                                 6,844           251,654
Hudson Highland Group, Inc.*                                              9,900           169,191
Imagistics International, Inc.*                                           5,900           206,087
infoUSA, Inc.                                                            11,200           117,712
Insurance Auto Auctions, Inc.*                                            3,422            95,303
Interactive Data Corp.*                                                  13,400           278,050
Intersections, Inc.*                                                      4,000            58,200
Jackson Hewitt Tax Service, Inc.                                         15,200           317,984
John H. Harland Co.                                                      13,100           450,116
Kelly Services, Inc. "A"                                                  7,600           218,804
Kforce, Inc.*                                                             9,200           101,108
Korn/Ferry International*                                                12,623           240,216
Labor Ready, Inc.*                                                       16,700           311,455
Learning Tree International, Inc.*                                        3,583            51,631
LECG Corp.*                                                               4,700            92,120
Mobile Mini, Inc.*                                                        6,674           269,696
Navigant Consulting, Inc.*                                               18,075           492,182
NCO Group, Inc.*                                                         12,511           244,590
Nu Skin Enterprises, Inc. "A"                                            20,744           466,947
NuCo2, Inc.*                                                              2,300            60,490
Pre-Paid Legal Services, Inc. (b)                                         3,878           131,231
Presstek, Inc.*                                                          11,800            91,096
PRG-Schultz International, Inc.*                                         17,197            86,157
Resources Connection, Inc.*                                              18,700           391,391
Rollins, Inc.                                                            13,575           252,495
School Specialty, Inc.*                                                  10,100           395,516
SITEL Corp.*                                                             18,800            36,848
Sotheby's Holdings, Inc. "A"*                                            19,183           325,344
SOURCECORP, Inc.*                                                         6,383           128,554
Spherion Corp.*                                                          22,543           168,847
Standard Register Co.                                                     5,200            65,520
Stewart Enterprises, Inc. "A"*                                           39,900           245,385
Strayer Education, Inc.                                                   5,960           675,387
Taser International, Inc.* (b)                                           19,600           235,200
TeleTech Holdings, Inc.*                                                 15,200           196,384
Tetra Tech, Inc.*                                                        22,616           285,414
The Advisory Broad Co.*                                                   7,100           310,270
TRC Cos., Inc.*                                                           5,050            74,235
United Stationers, Inc.*                                                 13,751           622,233
Valence Technology, Inc.* (b)                                            23,800            73,066
Ventiv Health, Inc.*                                                      8,000           184,000
Vertrue, Inc.* (b)                                                        2,972           105,328
Viisage Technology, Inc.* (b)                                            14,500            48,865
Volt Information Sciences, Inc.*                                          2,400            57,960
Waste Connections, Inc.*                                                 18,650           648,087
Watson Wyatt & Co. Holdings                                              12,700           345,440
Wright Express Corp.*                                                    14,280           244,188
                                                                                      -----------
                                                                                       16,929,190

Construction & Engineering 0.9%
Brookfield Homes Corp.                                                    6,100           257,481
Comstock Homebuilding Cos., Inc.*                                         2,600            55,354
Dominion Homes, Inc.*                                                     2,700            45,711
Dycom Industries, Inc.*                                                  19,366           445,224
EMCOR Group, Inc.*                                                        5,400           252,828
Granite Construction, Inc.                                               14,750           387,483
Insituform Technologies, Inc.*                                           12,190           176,877
Integrated Electrical Services, Inc.*  (b)                               17,200            47,472
Layne Christensen Co.*                                                    2,700            46,629
MasTec, Inc.*                                                             7,700            63,217
Perini Corp.*                                                             4,600            63,434
Quanta Services, Inc.*                                                   26,900           205,247
Shaw Group, Inc.* (b)                                                    24,800           540,640
Technical Olympic USA, Inc.                                               3,300            99,660
Tejon Ranch Co.*                                                          2,300           102,580
URS Corp.*                                                               12,700           365,125
Walter Industries, Inc.                                                   9,500           404,225
Washington Group International, Inc.*                                    10,200           458,898
                                                                                      -----------
                                                                                        4,018,085

Electrical Equipment 1.3%
A.O. Smith Corp.                                                          6,560           189,387
Acuity Brands, Inc.                                                      17,231           465,237
Artesyn Technologies, Inc.*                                              16,307           142,034
Baldor Elecetric Co.                                                     13,897           358,682
C&D Technologies, Inc.                                                    9,920            99,696
Encore Wire Corp.*                                                        7,850            80,070
Exide Technologies*                                                      10,200           131,580
Flanders Corp.*                                                           7,600            85,728
Franklin Electric Co., Inc.                                               5,700           215,061
FuelCell Energy, Inc.* (b)                                               16,400           163,672
General Cable Corp.*                                                     17,450           210,621
Genlyte Group, Inc.*                                                      5,500           494,835
GrafTech International Ltd.*                                             37,898           215,640
II-VI, Inc.*                                                             10,200           177,888
KFx, Inc.* (b)                                                           18,700           250,580
MagneTek, Inc.*                                                           6,700            35,711
Medis Technologies Ltd.* (b)                                              4,465            64,028
Merix Corp.*                                                              9,500           106,495
Metrologic Instruments, Inc.*                                             4,800           107,904
Powell Industries, Inc.*                                                  2,300            42,596
Power-One, Inc.*                                                         25,300           122,958
Quixote Corp.                                                             4,000            86,680
Raven Industries, Inc.                                                    7,800           159,276
Regal-Beloit Corp.                                                       10,600           305,174
Stoneridge, Inc.*                                                         4,800            58,608
Thomas & Betts Corp.*                                                    23,700           765,510
Ultralife Batteries, Inc.*                                                6,800           116,416
Vicor Corp.                                                               6,774            70,721
Woodhead Industries, Inc.                                                 3,267            44,431
Woodward Governor Co.                                                     4,100           293,970
                                                                                      -----------
                                                                                        5,661,189

Industrial Conglomerates 0.3%
Blount International, Inc.*                                               3,200            54,336
Energy Conversion Devices, Inc.* (b)                                      8,809           200,229
EnPro Industries, Inc.*                                                   8,900           244,750
ESCO Technologies, Inc.*                                                  4,867           391,063
Matthews International Corp. "A"                                         13,100           429,156
Standex International Corp.                                               3,600            98,280
Tredegar Corp.                                                           11,055           186,387
                                                                                      -----------
                                                                                        1,604,201

Machinery 3.2%
Actuant Corp. "A"*                                                       10,600           476,152
Albany International Corp. "A"                                           10,352           319,670
Astec Industries, Inc.*                                                   5,760           127,008
ASV, Inc.*                                                                3,900           154,616
Barnes Group, Inc.                                                        7,800           211,926
Bucyrus International, Inc. "A"                                           5,000           195,300
Cascade Corp.                                                             4,500           157,500
CIRCOR International, Inc.                                                4,800           118,320
Clarcor, Inc.*                                                           10,350           537,786
CUNO, Inc.*                                                               7,700           395,703
Federal Signal Corp.                                                     17,930           271,998
Flowserve Corp.*                                                         21,300           551,031
Gardner Denver, Inc.*                                                     7,950           314,104
IDEX Corp.                                                               20,100           811,035
JLG Industries, Inc.                                                     18,800           405,140
Joy Global, Inc.                                                         33,100         1,160,486
Kadant, Inc.*                                                             5,580           103,509
Kaydon Corp.                                                             11,390           357,646
Kennametal, Inc.                                                         14,712           698,673
Lincoln Electric Holdings, Inc.                                          13,874           417,330
Lindsay Manufacturing Co.                                                 5,050            96,354
Middleby Corp.*                                                           2,300           113,620
Milacron, Inc.*                                                          21,064            64,245
Mueller Industries, Inc.                                                 13,700           385,655
NACCO Industries, Inc.                                                    1,725           175,846
Nordson Corp.                                                            12,200           449,204
Robbins & Myers, Inc.                                                     3,800            83,638
Sauer-Danfoss, Inc.                                                       2,600            58,838
Stewart & Stevenson Services, Inc.                                       12,400           283,836
Tecumseh Products Co. "A"                                                 7,541           298,699
Tennant Co.                                                               2,600           100,594
Terex Corp.*                                                             19,768           855,954
The Manitowoc Co., Inc.                                                  11,077           447,400
Thomas Industries, Inc.                                                   4,900           194,236
Toro Co.                                                                  9,300           823,050
Trinity Industries, Inc.                                                 14,812           417,254
UNOVA, Inc.*                                                             19,100           394,415
Valmont Industries                                                        5,800           129,456
Wabash National Corp.*                                                   11,600           283,040
Wabtec Corp.                                                             16,071           329,295
Watts Water Technologies, Inc. "A"                                        9,680           315,665
                                                                                      -----------
                                                                                       14,085,227

Marine 0.3%
Alexander & Baldwin, Inc.                                                17,207           708,928
GulfMark Offshore, Inc.*                                                  5,300           137,323
Kirby Corp.*                                                              7,836           329,347
Seabulk International, Inc.*                                              3,800            79,002
                                                                                      -----------
                                                                                        1,254,600

Road & Rail 1.4%
AMERCO *                                                                  3,300           152,790
Arkansas Best Corp.                                                       8,589           324,493
Covenant Transport, Inc. "A"*                                             5,000            88,000
Dollar Thrifty Automotive Group, Inc.*                                   10,200           334,356
Florida East Coast Industries, Inc.                                       7,900           335,592
Genesee & Wyoming, Inc.*                                                  7,000           181,370
Heartland Express, Inc.                                                  19,536           374,114
Kansas City Southern*                                                    25,300           487,278
Knight Transportation, Inc.*                                             14,928           368,274
Laidlaw International, Inc.*                                             41,800           869,440
Landstar Systems, Inc,*                                                  23,899           782,692
Marten Transport Ltd.*                                                    2,300            49,059
Old Dominion Freight Line, Inc.*                                          7,700           239,855
RailAmerica, Inc.*                                                       12,900           160,992
SCS Transportation, Inc.*                                                 7,349           136,618
Swift Transportation Co., Inc.*                                          18,200           402,948
US Xpress Enterprises, Inc. "A"*                                          3,700            60,495
USF Corp.                                                                11,151           538,147
Werner Enterprises, Inc.                                                 19,400           376,942
                                                                                      -----------
                                                                                        6,263,455

Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.                                    10,400           282,880
Aviall, Inc.*                                                             9,500           266,000
Brightpoint, Inc.*                                                        7,200           134,856
GATX Corp.                                                               19,900           660,481
Gorman-Rupp Co.                                                           2,250            48,285
Lawson Products, Inc.                                                     1,100            51,480
United Rentals, Inc.*                                                    17,400           351,654
Watsco, Inc.                                                              8,953           376,921
WESCO International, Inc.*                                                8,077           226,156
                                                                                      -----------
                                                                                        2,398,713

Information Technology 15.8%
Communications Equipment 1.8%
Anaren, Inc.*                                                             9,670           117,297
Arris Group, Inc.*                                                       35,100           242,541
Aspect Communications Corp.*                                             14,700           153,027
Audiovox Corp. "A"*                                                       8,800           112,112
Avanex Corp.*                                                            28,200            36,660
Bel Fuse, Inc. "B"                                                        3,835           116,201
Belden CDT, Inc.                                                         19,638           436,160
Black Box Corp.                                                           6,274           234,710
Broadwing Corp.* (b)                                                     19,630            81,268
Brocade Communications Systems, Inc.*                                   104,100           616,272
C-COR.net Corp.*                                                         19,666           119,569
CommScope, Inc.*                                                         21,000           314,160
ComTech Telecommunications Co.*                                           5,700           296,970
Digi International, Inc.*                                                10,500           144,060
Ditech Communications Corp.*                                             11,000           137,170
Echelon Corp.*                                                           11,000            75,240
Enterasys Networks, Inc.*                                                79,200           110,880
Equinix, Inc.*                                                            4,600           194,764
Extreme Networks, Inc.*                                                  41,700           245,613
F5 Networks, Inc.*                                                       14,800           747,252
Finisar Corp.*                                                           66,900            83,625
Harmonic, Inc.*                                                          27,800           265,768
Inter-Tel, Inc.                                                           8,290           203,105
InterDigital Communications Corp.*                                       22,100           338,572
Ixia*                                                                    10,700           190,353
NETGEAR, Inc.*                                                            8,800           132,792
Network Equipment Technologies, Inc.*                                    11,600            65,308
NMS Communications Corp.*                                                22,100            94,809
PC-Tel, Inc.*                                                            10,000            73,600
Powerwave Technologies, Inc.*                                            40,500           313,470
REMEC, Inc.*                                                             28,248           149,150
SpectraLink Corp.                                                         9,300           131,316
Stratex Networks, Inc.*                                                  32,300            59,432
Sycamore Networks, Inc.*                                                 65,200           232,112
Symmetricom, Inc.*                                                       20,200           224,018
Tekelec*                                                                 19,400           309,236
Terayon Communication Systems, Inc.*                                     32,000            98,560
ViaSat, Inc.*                                                             9,800           183,162
Westell Technologies, Inc. "A"*                                          22,900           126,179
Zhone Technologies, Inc.*                                                17,100            43,605
                                                                                      -----------
                                                                                        7,850,098

Computers & Peripherals 1.4%
Adaptec, Inc.*                                                           44,100           211,239
Advanced Digital Information Corp.*                                      25,922           212,560
Anteon International Corp.*                                              10,500           408,765
Applied Films Corp.*                                                      7,000           161,840
Cray, Inc.*                                                              34,400            87,720
CyberGuard Corp.*                                                         7,600            62,624
Dot Hill Systems Corp.*                                                  17,500           104,125
Eletronics for Imaging, Inc.*                                            21,700           387,128
Gateway, Inc.*                                                           88,700           357,461
Hutchinson Technology, Inc.*                                             10,300           358,234
Hypercom Corp.*                                                          24,600           116,358
Imation Corp.                                                            13,500           469,125
InFocus Corp.*                                                           18,541           106,425
Intergraph Corp.*                                                        13,474           388,186
Intervoice, Inc.*                                                        15,400           172,942
Iomega Corp.*                                                            25,309           108,576
Komag, Inc.*                                                             11,100           248,085
LaserCard Corp.* (b)                                                      5,300            26,394
Maxwell Technologies, Inc.                                                3,400            31,178
McDATA Corp. "A"*                                                        45,500           171,535
Mobility Electronics, Inc.*                                              12,400            86,676
NetScout Systems, Inc.*                                                   7,200            32,040
Overland Storage, Inc.*                                                   7,200           105,696
PalmOne, Inc.* (b)                                                       16,898           428,871
Pinnacle Systems, Inc.*                                                  31,612           176,711
Quantum Corp.*                                                           65,000           189,150
SBS Technologies, Inc.*                                                   7,308            81,484
Silicon Graphics, Inc.* (b)                                             100,500           119,595
Silicon Storage Technology, Inc.*                                        30,300           112,716
SimpleTech, Inc.*                                                         7,200            28,368
Stratasys, Inc.*                                                          4,450           126,069
Synaptics, Inc.*                                                          8,600           199,520
TransAct Technologies, Inc.*                                              4,400            44,044
Tyler Technologies, Inc.*                                                16,200           123,282
                                                                                      -----------
                                                                                        6,044,722

Electronic Equipment & Instruments 2.3%
Aeroflex, Inc.*                                                          25,450           237,449
Agilysys, Inc.                                                           10,368           203,835
Anixter International, Inc.                                              11,300           408,495
Atheros, Communications Inc.*                                             3,700            37,999
BEI Technologies, Inc.                                                    5,400           129,438
Benchmark Electronics, Inc.*                                             16,299           518,797
California Micro Devices Corp.*                                          11,100            56,055
Checkpoint Systems, Inc.*                                                14,200           239,696
Cognex Corp.                                                             16,100           400,568
Coherenet, Inc.*                                                         12,074           407,618
CTS Corp.                                                                13,790           179,270
CyberOptics Corp.*                                                        3,700            46,176
Daktronics, Inc.*                                                         6,600           142,890
DDI Corp.*                                                                8,700            24,360
Digimarc Corp.*                                                           5,841            35,922
Digital Theater Systems, Inc.*                                            7,500           135,825
Dionex Corp.*                                                             7,860           428,370
Electro Scientific Industries, Inc.*                                     11,356           220,193
FARO Technologies, Inc.*                                                  5,100           120,054
Global Imaging Systems, Inc.*                                             9,200           326,232
Identix, Inc.*                                                           39,200           197,960
Itron, Inc.*                                                              8,400           248,976
Keithley Instruments, Inc.                                                5,300            85,489
KEMET Corp.*                                                             33,200           257,300
LeCroy Corp.*                                                             4,500            77,085
Lexar Media, Inc.* (b)                                                   27,700           137,946
Littlefuse, Inc.*                                                         8,986           257,449
MarketAxess Holdings, Inc.*                                               3,700            41,329
Measurement Specialties, Inc.*                                            3,400            78,200
Methode Electronics, Inc. "A"                                            12,228           148,081
Microtune, Inc.*                                                         24,100           103,871
MIPS Technologies, Inc.*                                                 16,500           189,750
Molecular Devices Corp.*                                                  7,400           140,600
MTS Systems Corp.                                                         8,000           232,240
Multi-Fineline Electronix, Inc.*                                          2,400            42,360
Newport Corp.*                                                           16,800           243,432
OSI Systems, Inc.*                                                        7,100           124,321
Park Electrochemical Corp.                                                6,387           129,401
Paxar Corp.*                                                             15,350           327,569
Photon Dynamics, Inc.*                                                    6,741           128,483
Planar Systems, Inc.*                                                     7,800            70,356
Plexus Corp.*                                                            16,824           193,644
RadiSys Corp.*                                                            8,874           125,656
RAE Systems, Inc.*                                                       14,900            45,743
Rofin-Sinar Technologies, Inc.*                                           6,000           192,840
Rogers Corp.*                                                             6,500           260,000
Scansource, Inc.*                                                         5,100           264,333
Schawk, Inc. "A"                                                          2,400            43,800
Spatialight, Inc.* (b)                                                   11,900            60,095
Technitrol, Inc.*                                                        15,800           235,736
TiVo, Inc.*                                                              21,000           108,570
Trimble Navigation Ltd.*                                                 20,409           690,028
Universal Display Corp.*                                                  8,615            60,219
Universal Electronics, Inc. *                                             4,241            71,588
X-Rite, Inc.                                                              8,100           121,824
Zygo Corp.*                                                               7,222            93,597
                                                                                      -----------
                                                                                       10,129,113

Internet Software & Services 1.6%
@Road, Inc.*                                                             16,500            67,650
ActivCard Corp.*                                                         17,900           113,665
AsiaInfo Holdings, Inc.*                                                 17,900            89,858
CNET Networks, Inc.*                                                     51,500           486,160
Corillian Corp.*                                                         18,000            62,640
Digital Insight Corp.*                                                   14,222           233,241
Digital River, Inc.*                                                     13,000           405,080
Digitas, Inc.*                                                           28,600           288,860
DoubleClick, Inc.*                                                       44,600           343,420
EarthLink, Inc.*                                                         53,200           478,800
eCollege.com, Inc.*                                                       8,000           103,520
eSPEED, Inc. "A"*                                                         9,100            83,720
FindWhat.Com*                                                             9,500            98,515
InfoSpace, Inc.*                                                         12,800           522,624
Interchange Corp.* (b)                                                    1,900            19,256
iPass, Inc.*                                                             21,300           130,356
j2 Global Communications, Inc.* (b)                                       7,000           240,170
Lionbridge Technologies, Inc.*                                           21,800           124,042
Magma Design Automation, Inc.*                                           11,900           141,253
Manugistics Group, Inc.*                                                 28,800            48,384
MAPICS, Inc.*                                                             9,600           122,208
MatrixOne, Inc.*                                                         20,500            97,785
Net2Phone, Inc.*                                                         19,800            31,878
NetRatings, Inc.*                                                         4,200            64,050
NIC,Inc.*                                                                13,700            65,349
Openwave Systems, Inc.* (b)                                              25,866           315,307
OPNET Technologies, Inc.*                                                 5,700            47,652
Opsware, Inc.*                                                           26,800           138,288
Paradyne Networks, Inc.*                                                 13,200            27,588
Redback Networks, Inc.*                                                  12,600            75,348
Retek, Inc.*                                                             22,500           252,450
S1 Corp.*                                                                28,500           197,790
Sohu.com, Inc.*                                                           8,000           140,640
SonicWALL, Inc.*                                                         21,700           110,453
Support.com, Inc.*                                                       17,200            90,816
ValueClick, Inc.*                                                        31,400           333,154
Watchguard Technologies, Inc.*                                           16,500            53,295
WebEx Communications, Inc.*                                              11,500           248,285
webMethods, Inc.*                                                        18,700           102,476
Websense, Inc.*                                                           9,100           489,580
Zix Corp.* (b)                                                           11,400            42,636
                                                                                      -----------
                                                                                        7,128,242

IT Consulting & Services 2.0%
Answerthink, Inc.*                                                       15,400            63,602
Ariba, Inc.*                                                             25,321           196,491
BISYS Group, Inc.*                                                       48,000           752,640
Blue Coat Systems, Inc.*                                                  4,100            96,350
CACI International, Inc. "A"*                                            11,700           646,191
Carreker Corp.*                                                           9,500            53,295
CIBER, Inc.*                                                             23,047           167,552
CMGI, Inc.*                                                             180,700           375,856
Covansys Corp.*                                                           7,500           111,863
CSG Systems International, Inc.*                                         20,600           335,574
eFunds Corp.*                                                            18,800           419,616
Entrust, Inc.*                                                           21,500            80,625
Forrester Research, Inc.*                                                 6,000            84,480
Fourthstage Technologies, Inc.*                                               1                 0
Gartner Inc "A"*                                                         25,785           246,762
Greenfield Online, Inc.*                                                  3,700            72,705
GSI Commerce, Inc.*                                                       9,100           123,123
Infocrossing, Inc.* (b)                                                   8,100           128,304
Internet Capital Group, Inc.*                                            15,400           108,108
Intrado, Inc.*                                                            7,400            91,020
iPayment, Inc.*                                                           4,900           206,780
Jupitermedia Corp.*                                                       6,800           105,468
Kanbay International, Inc.*                                               2,200            45,012
Keane, Inc.*                                                             20,400           265,812
Keynote Systems, Inc.*                                                    7,700            91,399
Looksmart Ltd.*                                                          47,600            42,364
ManTech International Corp. "A"*                                          6,800           156,876
Marchex, Inc. "B"* (b)                                                    2,800            52,192
MAXIMUS, Inc.                                                             6,700           224,383
MPS Group, Inc.*                                                         42,472           446,381
Neoforma, Inc.*                                                           3,500            27,825
Ness Technologies, Inc.*                                                  7,700            92,246
PEC Solutions, Inc.*                                                      5,200            65,416
Pegasus Systems, Inc.*                                                   11,104           131,249
PLATO Learning, Inc.*                                                    12,800            99,840
ProcureNet, Inc.*                                                         2,000                 0
ProQuest Co.*                                                             9,600           347,040
Safeguard Scientifics, Inc.*                                             46,400            65,888
Sapient Corp.*                                                           30,200           221,819
Secure Computing Corp.*                                                  16,137           138,294
SI International, Inc.                                                    3,400            93,942
Source Interlink Cos., Inc.*                                             10,000           112,500
SRA International, Inc. "A"*                                              5,700           343,425
Startek, Inc.                                                             4,425            74,340
Sykes Enterprises, Inc.*                                                  8,500            58,395
Syntel, Inc.                                                              2,500            44,250
Sypris Solutions, Inc.                                                    2,100            22,512
TALX Corp.                                                                9,375           170,250
Tier Technologies, Inc. "B"*                                              7,200            53,064
Titan Corp.*                                                             33,400           606,544
Travelzoo, Inc.*                                                            600            29,832
Trident Microsystems, Inc.*                                               7,600           134,368
TriZetto Group, Inc.*                                                    14,300           133,133
United Online, Inc.*                                                     20,950           219,346
Verso Technologies, Inc.*                                                50,300            18,108
                                                                                      -----------
                                                                                        9,094,450

Semiconductors & Semiconductor Equipment 3.0%
Actel Corp.*                                                             10,368           159,460
ADE Corp.*                                                                5,100           113,220
Advanced Energy Industries, Inc.*                                         8,606            83,220
Alliance Semiconductor Corp.*                                             9,319            23,204
American Superconductor Corp.*                                           11,600           115,768
AMIS Holdings, Inc.*                                                     10,900           123,061
Asyst Technologies, Inc.*                                                22,300           106,817
ATMI, Inc.*                                                              12,606           315,654
August Technology Corp.*                                                  7,200            84,384
Axcelis Technologies, Inc.*                                              39,400           287,620
Brooks Automation, Inc.*                                                 17,327           263,024
Cabot Microelectronics Corp.*                                             9,600           301,248
Cirrus Logic, Inc.*                                                      34,100           154,132
Cohu, Inc.                                                                9,983           159,229
Credence Systems Corp.*                                                  34,480           272,737
Cymer, Inc.*                                                             14,400           385,488
Diodes, Inc.*                                                             3,200            86,816
DSP Group, Inc.*                                                         11,800           303,968
DuPont Photomasks, Inc.*                                                  7,061           188,317
Emulex Corp.*                                                            33,100           623,604
Entegris, Inc.*                                                          15,418           152,484
ESS Technology, Inc.*                                                    16,919            89,163
Exar Corp.*                                                              16,582           222,199
FEI Co.*                                                                  9,602           222,286
FormFactor, Inc.*                                                        11,200           253,568
FSI International, Inc.*                                                 14,200            60,066
Genesis Microchip, Inc.*                                                 12,700           183,515
Helix Technology Corp.                                                   10,505           162,512
Integrated Device Technology, Inc.*                                      41,900           504,057
Integrated Silicon Solution, Inc.*                                       14,400            96,480
IXYS Corp.*                                                               9,100           104,104
Kopin Corp.*                                                             31,700            97,319
Kulicke & Soffa Industries, Inc.*                                        20,500           128,945
Laedis Technology, Inc.*                                                  4,000            23,920
Lattice Semiconductor Corp.*                                             44,300           237,891
LTX Corp.*                                                               24,574           109,108
Mattson Technology, Inc.*                                                16,100           127,834
Micrel, Inc.*                                                            27,100           249,862
Microsemi Corp.*                                                         23,388           380,990
Mindspeed Technologies, Inc.*                                            46,900           104,587
MKS Instruments, Inc.*                                                   12,700           201,676
Monolithic System Technology, Inc.*                                      13,200            77,220
Mykrolis Corp.*                                                          15,300           218,790
OmniVision Technologies, Inc.* (b)                                       21,900           331,785
ON Semiconductor Corp.*                                                  48,700           192,365
Pericom Semiconductor Corp.*                                             12,100           103,697
Photronics, Inc.*                                                        13,168           238,341
Pixelworks, Inc.*                                                        14,900           121,435
PLX Technology, Inc.*                                                     8,700            91,350
PortalPlayer, Inc.* (b)                                                   2,500            57,075
Power Integrations, Inc.*                                                10,300           215,167
RF Micro Devices, Inc.*                                                  74,400           388,368
Rudolph Technologies, Inc.*                                               6,300            94,878
Semitool, Inc.*                                                           8,000            81,600
Sigmatel, Inc.*                                                           9,800           366,814
Silicon Image, Inc.*                                                     29,600           297,776
Siliconix, Inc.*                                                          2,100            74,088
SIPEX Corp.*                                                             12,106            28,086
SiRF Technology Holdings, Inc.*                                           4,300            47,988
Skyworks Solutions, Inc.*                                                59,900           380,365
Standard Microsystems Corp.*                                              7,461           129,523
Supertex, Inc.*                                                           3,048            55,809
Tessera Technologies, Inc.*                                              10,300           445,269
Tripath Technology, Inc.* (b)                                            15,500            13,795
TriQuint Semiconductor, Inc.*                                            52,078           176,024
TTM Technologies*                                                        16,500           172,590
Ultratech Steppr*                                                         8,528           124,509
Varian Semiconductor Equipment Associates, Inc.*                         14,206           539,970
Veeco Instruments, Inc.*                                                 10,400           156,520
Vitesse Semiconductor Corp.*                                             84,500           226,460
Volterra Semiconductor Corp.*                                             1,800            24,300
Zoran Corp.*                                                             16,065           166,273
                                                                                      -----------
                                                                                       13,501,767

Software 3.7%
Actuate Corp.*                                                           16,600            39,840
Advent Software, Inc.*                                                    9,600           174,528
Agile Software Corp.*                                                    21,500           156,520
Altiris, Inc.*                                                            8,300           197,955
American Reprographics Co.*                                               6,912            99,187
Ansoft Corp.*                                                             2,500            67,450
ANSYS, Inc.*                                                             12,400           424,204
Ascential Software Corp.*                                                24,000           444,720
Aspen Technology, Inc.*                                                  19,796           112,441
Atari, Inc.*                                                              5,740            18,138
Authentidate Holding Corp.*                                              12,000            47,880
Autobytel, Inc.*                                                         20,200           101,808
Blackboard, Inc.*                                                         1,600            27,904
Borland Software Corp.*                                                  31,029           251,955
Captaris, Inc.                                                           10,000            40,500
Catapult Communications Corp.*                                            3,400            72,590
Charles River Associates, Inc.*                                           4,800           236,880
Chordiant Software, Inc.*                                                35,400            59,118
Concord Communications, Inc.*                                             8,100            81,972
Concur Technologies, Inc.*                                               12,800           103,936
CyberSource Corp.*                                                       13,500            69,525
E.piphany*                                                               26,400            93,720
Embarcadero Technologies, Inc.*                                          10,900            71,831
Epicor Software Corp.*                                                   15,800           206,980
EPIQ Systems, Inc.*                                                       7,000            90,860
eResearchTechnology, Inc.*                                               17,000           200,260
FactSet Research Systems, Inc.                                           11,850           391,168
FalconStor Software, Inc.* (b)                                           13,483            80,494
FileNet Corp.*                                                           16,328           371,952
Hyperion Solutions Corp.*                                                15,680           691,645
Informatica Corp.*                                                       34,700           286,969
InPhonic, Inc.*                                                           3,000            68,145
Internet Security Systems, Inc.*                                         15,200           278,160
Intervideo, Inc.*                                                         2,100            23,100
Interwoven, Inc.*                                                        18,450           143,726
JDA Software Group, Inc.*                                                10,382           145,763
Kronos, Inc.*                                                            12,621           645,059
Lawson Software, Inc.*                                                   19,100           112,690
Macrovision Corp.*                                                       19,600           446,684
Manhattan Associates, Inc.*                                              11,500           234,255
MapInfo Corp.*                                                            6,700            80,668
Mentor Graphics Corp.*                                                   30,900           423,330
Micromuse, Inc.*                                                         31,600           143,148
MICROS Systems, Inc.*                                                    12,966           475,982
MicroStrategy, Inc. "A"*                                                  4,700           255,069
Midway Games, Inc.* (b)                                                  17,159           176,051
MRO Software, Inc.*                                                       7,420           104,103
NetIQ Corp.*                                                             21,572           246,568
Open Solutions, Inc.*                                                     5,300           105,099
Packeteer, Inc.*                                                         13,300           204,687
PalmSource, Inc.* (b)                                                     7,587            68,586
Parametric Technology Corp.*                                            108,400           605,956
PDF Solutions, Inc.*                                                      6,300            88,200
Pegasystems, Inc.*                                                        4,400            23,672
Perot Systems Corp. "A"*                                                 30,700           412,608
Portal Software, Inc.*                                                   16,600            40,172
Progress Software Corp.*                                                 13,694           359,057
QAD ,Inc.                                                                 5,500            45,485
Quest Software, Inc.*                                                    19,500           269,880
RealNetworks, Inc.*                                                      43,200           249,696
Renaissance Learning, Inc.                                                3,000            51,360
RSA Security, Inc.*                                                      27,600           437,460
Safenet, Inc.*                                                            9,173           268,861
Salesforce Common, Inc.*                                                  4,600            68,954
ScanSoft, Inc.*                                                          34,136           126,986
SeaChange International, Inc.*                                            9,900           128,205
Seebeyond Technology Corp.                                               21,700            68,572
SERENA Software, Inc.*                                                   10,126           240,594
Sonic Solutions*                                                          7,600           114,380
SPSS, Inc.*                                                               4,800            83,472
SS&C Technologies, Inc.                                                   5,500           125,400
Stellent, Inc.*                                                          11,100            93,351
Take-Two Interactive Software, Inc.*                                     17,800           695,980
THQ, Inc.*                                                               14,597           410,760
Transaction Systems Architects, Inc. "A"*                                16,006           370,539
Transmeta Corp.*                                                         54,300            50,499
Tumbleweed Communications Corp.*                                         23,200            64,032
Ulticom, Inc.*                                                            4,200            46,746
Ultimate Software Group, Inc.*                                            7,100           113,458
Universal Technical Institute, Inc.*                                      6,600           242,880
Verint Systems, Inc.*                                                     5,300           185,182
Verity, Inc.*                                                            10,317            97,496
Vignette Corp.*                                                          87,400           114,494
Wind River Systems, Inc.*                                                28,700           432,796
Witness Systems, Inc.*                                                    9,900           173,745
                                                                                      -----------
                                                                                       16,596,731

Materials 6.4%
Chemicals 2.7%
A. Schulman, Inc.                                                        13,300           231,686
Aceto Corp.                                                              11,700            86,814
Airgas, Inc.                                                             24,300           580,527
Albermarle Corp.                                                         14,264           518,639
American Vanguard Corp.                                                   1,400            62,818
Arch Chemicals, Inc.                                                     10,588           301,440
Cambrex Corp.                                                            11,203           238,624
Compass Minerals International, Inc.                                      7,300           185,785
Crompton Corp.                                                           46,033           672,082
Cytec Industries, Inc.                                                   15,600           846,300
Ferro Corp.                                                              16,832           316,778
FMC Corp.*                                                               14,300           764,335
Georgia Gulf Corp.                                                       11,147           512,539
Great Lakes Chemical Corp.                                               19,600           629,552
H.B. Fuller Co.                                                          12,348           358,092
Hercules, Inc.*                                                          44,100           638,568
Kronos Worldwide, Inc.                                                    1,219            51,804
Macdermid, Inc                                                           11,203           364,098
Minerals Technologies Inc                                                 8,068           530,713
Mosaic Co.*                                                              50,502           861,564
NewMarket Corp.*                                                          5,700           106,020
NL Industries, Inc.                                                       2,300            53,130
Octel Corp.                                                               5,100            94,503
Olin Corp.                                                               28,054           625,604
OM Group, Inc.*                                                          10,900           331,578
Omnova Solutions, Inc.*                                                  12,700            68,199
PolyOne Corp.*                                                           35,862           318,455
Quaker Chemical Corp.                                                     2,600            53,404
Sensient Technologies Corp.                                              17,533           378,011
Spartech Corp.                                                            9,000           178,650
Stepan Co.                                                                1,200            28,212
Symyx Technologies, Inc.*                                                12,470           274,964
Terra Industries, Inc.*                                                  19,400           150,544
UAP Holding Corp.*                                                       13,500           217,350
Valhi, Inc.                                                               7,040           138,336
W.R. Grace & Co.*                                                        26,500           225,780
Wellman, Inc.*                                                           12,900           186,534
Westlake Chemical Corp.                                                   4,000           129,400
                                                                                      -----------
                                                                                       12,311,432

Construction Materials 0.3%
Aaon, Inc.*                                                               3,500            57,610
Ameron International Corp.                                                3,100           111,600
Headwaters, Inc.*                                                        15,300           502,146
Interline Brands, Inc.*                                                   3,600            68,796
Texas Industries, Inc.                                                    8,247           443,276
                                                                                      -----------
                                                                                        1,183,428

Containers & Packaging 0.8%
AptarGroup, Inc.                                                         14,700           764,106
Caraustar Industries, Inc.                                               12,861           165,907
Chesapeake Corp.                                                          7,233           152,038
Crown Holdings, Inc.*                                                    67,200         1,045,632
Graphic Packaging Corp.*                                                 23,600           104,076
Greif, Inc. "A"                                                           5,400           376,272
Longview Fibre Co.                                                       22,200           416,472
Myers Industries, Inc.                                                    7,559           106,657
Rock-Tenn Co. "A"                                                         9,500           126,350
Silgan Holdings, Inc.                                                     5,100           331,398
                                                                                      -----------
                                                                                        3,588,908

Metals & Mining 2.2%
AK Steel Holding Corp.*                                                  44,000           486,640
Aleris International, Inc.*                                              10,594           264,320
Allegheny Technologies, Inc.                                             38,300           923,413
Alpha Natural Resources, Inc.*                                            9,704           278,214
AMCOL International Corp.                                                 7,950           149,142
Brush Engineered Materials, Inc.*                                         8,700           165,561
Carpenter Technology Corp.                                                9,490           563,801
Century Aluminum Co.*                                                     7,600           229,976
Cleveland-Cliffs, Inc. (b)                                                8,400           612,108
Coeur d'Alene Mines Corp.*                                               92,800           340,576
Commercial Metals Co.                                                    23,300           789,637
Foundation Coal Holdings, Inc.                                            7,720           181,497
Gibraltar Industries, Inc.                                               11,250           246,825
Hecla Mining Co.*                                                        45,500           249,340
MascoTech, Inc.                                                           3,800                 0
Metal Management, Inc.                                                    7,000           179,760
Metals USA, Inc.*                                                         8,100           158,679
NN, Inc.                                                                  6,600            81,312
NS Group, Inc.*                                                           8,176           256,808
Oregon Steel Mills, Inc.*                                                13,200           303,600
Penn Engineering & Manufacturing Corp.                                    3,074            55,486
Quanex Corp.                                                              9,850           525,202
Reliance Steel & Aluminum Co.                                            11,350           454,114
Royal Gold, Inc.                                                          7,300           133,809
RTI International Metals, Inc.*                                           8,000           187,200
Ryerson Tull, Inc. (b)                                                   10,488           132,883
Schnitzer Steel Industries, Inc. "A"                                      7,250           244,543
Steel Dynamics, Inc.                                                     14,830           510,893
Steel Technologies, Inc.                                                  5,300           127,147
Stillwater Mining Co.*                                                   15,925           156,861
Titanium Metals Corp.*                                                    2,100            75,600
USEC, Inc.                                                               32,833           534,521
Wheeling-Pittsburgh Corp.*                                                4,100           127,305
                                                                                      -----------
                                                                                        9,726,773

Paper & Forest Products 0.4%
Alico, Inc.*                                                              1,400            73,780
Buckeye Technologies, Inc.*                                              10,400           112,320
Deltic Timber Corp.                                                       3,100           121,210
Glatfelter                                                               12,508           184,493
Pope & Talbot, Inc.                                                       8,576           150,766
Potlatch Corp.                                                           11,868           558,627
Schweitzer-Mauduit International, Inc.                                    5,000           167,750
Wausau-Mosinee Paper Corp.*                                              18,780           265,549
                                                                                      -----------
                                                                                        1,634,495

Telecommunication Services 1.1%
Diversified Telecommunication Services 0.6%
Alaska Communications Systems Group, Inc.                                 6,500            65,325
Cincinnati Bell, Inc.*                                                   95,700           406,725
Commonwealth Telephone Enterprises, Inc.*                                 8,716           410,872
CT Communications, Inc.                                                   8,200            86,346
D&E Communications, Inc.                                                  5,000            45,650
FairPoint Communications, Inc.*                                           7,272           108,862
General Communication, Inc. "A"*                                         19,900           181,687
Golden Telecom Inc. (b)                                                   5,861           150,042
Iowa Telecommunications Services, Inc.                                    7,700           150,150
KVH Industries, Inc.* (b)                                                 8,100            73,791
MRV Communications, Inc.*                                                39,834           128,664
North Pittsburgh Systems, Inc.                                            4,900            96,848
Oplink Communications, Inc.*                                             47,400            74,418
Optical Communication Products, Inc. "A"*                                 8,100            14,094
Premiere Global Services, Inc.*                                          25,248           285,807
Primus Telecommunications Group, Inc.*                                   32,700            51,339
Shenandoah Telecommunications Co.                                         2,000            62,000
Surewest Communications                                                   5,500           126,830
Syniverse Holdings, Inc.*                                                 7,056            97,373
Talk America Holdings, Inc.*                                             14,033            90,513
Time Warner Telecom, Inc. "A"*                                           22,200            88,134
Valor Communications Group, Inc.*                                         8,696           125,831
                                                                                      -----------
                                                                                        2,921,301

Wireless Telecommunication Services 0.5%
Airspan Networks,  Inc.*                                                 15,600            79,716
Alamosa Holdings, Inc.*                                                  39,664           462,879
Boston Communications Group, Inc.*                                        9,500            67,640
Carrier Access Corp.*                                                    10,000            59,600
CellNet Data Systems*                                                     2,600                 0
Centennial Communications Corp.*                                          4,500            48,825
Dobson Communications Corp. "A"*                                         40,600            82,012
EMS Technologies, Inc.*                                                   4,700            63,920
Novatel Wireless, Inc.*                                                   6,800            73,100
Price Communications Corp.*                                              14,963           261,852
SBA Communcations Corp.*                                                 18,500           169,460
Triton PCS Holdings, Inc. "A"*                                           21,000            46,620
UbiquiTel, Inc.*                                                         28,200           188,940
USA Mobility, Inc.*                                                       9,664           313,114
Wireless Facilities, Inc.*                                               19,000           118,750
WJ Communication, Inc.*                                                  15,800            37,604
                                                                                      -----------
                                                                                        2,074,032

Utilities 3.5%
Electric Utilities 1.2%
Black Hills Corp.                                                        14,900           492,743
Central Vermont Public Service                                            3,200            71,936
CH Energy Group, Inc.                                                     6,900           315,330
Cleco Corp.                                                              19,360           412,368
Duquesne Light Holdings, Inc.                                            30,800           551,936
El Paso Electric Co.*                                                    19,700           374,300
Empire District Electric Co.                                             11,700           272,142
IDACORP, Inc.                                                            16,700           473,779
MGE Energy, Inc.                                                          6,600           218,790
Otter Tail Corp.                                                          9,400           235,376
Plug Power, Inc.* (b)                                                    19,571           129,169
PNM Resources, Inc.                                                      24,769           660,837
Sierra Pacific Resources* (b)                                            45,720           491,490
UIL Holdings Corp.                                                        5,200           263,380
Unisource Energy Corp.                                                   13,800           427,386
                                                                                      -----------
                                                                                        5,390,962

Gas Utilities 1.7%
Atmos Energy Corp.                                                       30,960           835,920
Cascade Natural Gas Corp.                                                 4,800            95,808
Energen Corp.                                                            15,700         1,045,620
Laclede Group, Inc.                                                       6,500           189,800
New Jersey Resources Corp.                                               11,850           515,830
Nicor, Inc.                                                              18,200           675,038
Northwest Natural Gas Co.                                                12,107           437,910
Peoples Energy Corp.                                                     15,200           637,184
Piedmont Natural Gas Co., Inc. (b)                                       33,800           778,752
South Jersey Industries, Inc.                                             6,600           372,240
Southern Union Co.*                                                      34,589           868,530
Southwest Gas Corp.                                                      14,312           345,778
WGL Holdings, Inc.                                                       19,700           609,912
                                                                                      -----------
                                                                                        7,408,322

Multi-Utilities 0.5%
Aquila, Inc.*                                                            90,300           345,849
Avista Corp.                                                             18,071           316,242
Calpine Corp.* (b)                                                      178,200           498,960
CMS Energy Corp.*                                                        77,700         1,013,208
Ormat Technologies, Inc.*                                                 4,900            76,734
                                                                                      -----------
                                                                                        2,250,993

Water Utilities 0.1%
American States Water Co.                                                 4,400           111,320
California Water Service Group                                            6,600           220,242
Connecticut Water Service, Inc.                                           1,950            48,633
Middlesex Water Co.                                                       2,533            45,974
SJW Corp.                                                                 1,600            56,208
Southwest Water Co.                                                       7,167            74,752
                                                                                      -----------
                                                                                          557,129


Total Common Stocks (Cost $378,861,926)                                               434,920,849
                                                                                      -----------

                                                                     Principal
                                                                     Amount ($)          Value ($)
                                                                     ----------          ---------

US Government Backed 3.0%
US Treasury Bills:
2.587%**, 4/7/2005                                                    4,695,000         4,693,007
2.599%**, 4/28/2005                                                   1,282,000         1,279,543
2.617%**, 4/14/2005                                                   1,488,000         1,486,616
2.617%**, 4/14/2005                                                   2,566,000         2,563,562
2.693%**, 4/21/2005                                                     329,000           328,518
2.81%**, 6/16/2005                                                    1,980,000         1,968,595
2.869%**, 7/14/2005                                                     905,000           897,666
                                                                                      -----------
Total US Government Backed (Cost $13,217,507)                                          13,217,507


                                                                         Shares          Value ($)
                                                                         ------          ---------

Securities Lending Collateral 3.4%
Daily Assets Fund Institutional, 2.83% (a)(c)
(Cost $15,186,788)                                                   15,186,788        15,186,788
                                                                                      -----------

                                                                            % of
                                                                          Net Assets     Value ($)
                                                                          ----------     ---------

Total Investment Portfolio  (Cost $407,266,221)                           104.0       463,325,144
Other Assets and Liabilities, Net                                          -4.0       -17,767,922
                                                                                      -----------
Net Assets                                                                100.0       445,557,222
                                                                                      ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $14,567,062, which is 3.6% of net assets.

(c)   Represents collateral held in connection with securities lending.

(d) At March 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

(e) Closed-end mutual fund.

REIT: Real Estate Investment Trust

At March 31, 2005, open futures contracts purchased were as follows:


                               Expiration                        Aggregate                               Unrealized
Futures                            Date        Contracts       Face Value ($)          Value ($)       (Depreciation)($)
---------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index               6/16/2005         38               11,990,756         11,738,200             (252,556)
---------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Small Cap Index Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Small Cap Index Portfolio

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005